UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-58433

Marshall Funds, Inc.

(Exact name of registrant as specified in charter)

111 East Kilbourn Avenue

Milwaukee, WI 53202

(Address of principal executive offices)(zip code)

John M. Blaser

M&I Investment Management Corp.

111 East Kilbourn Avenue

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: November 30, 2008

Item 1. Schedule of Investments

Marshall Funds, Inc.

Schedule of Investments

November 30, 2008 (Unaudited)

[Insert schedule of investments here]

Large-Cap Value Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2008

(Unaudited)

Description	Shares	Value
Common Stocks - 96.4%

Consumer Discretionary - 3.3%

Apparel Retail - 0.9%
TJX Companies, Inc. (1)	73,000	$1,665,860
Computer & Electronics Retail - 0.3%
Best Buy Co., Inc.	23,820	493,312
Footwear - 1.1%
NIKE, Inc., Class B	43,500	2,316,374
Movies & Entertainment - 0.6%
Time Warner, Inc.	123,150	1,114,508
Restaurants - 0.4%
McDonald’s Corp.	12,890	757,288

Total Consumer Discretionary		6,347,342

Consumer Staples - 14.8%

Drug Retail - 1.1%
CVS Caremark Corp. (1)	75,090	2,172,354
Food Distributors - 0.6%
SYSCO Corp.	52,880	1,240,036
Food Retail - 1.3%
Kroger Co. (1)	89,800	2,483,868
Household Products - 5.0%
Colgate-Palmolive Co. (1)	47,300	3,077,811
Procter & Gamble Co. (1)	98,300	6,325,604

		9,403,415
Hypermarkets & Super Centers - 3.0%
Wal-Mart Stores, Inc.	103,720	5,795,874
Soft Drinks - 1.1%
Coca-Cola Co.	43,030	2,016,816
Tobacco - 2.7%
Altria Group, Inc.	122,060	1,962,725
Philip Morris International, Inc. (1)	74,100	3,124,056

		5,086,781

Total Consumer Staples		28,199,144

Energy - 14.8%

Integrated Oil & Gas - 12.3%
Chevron Corp. (1)	109,450	8,647,644
ConocoPhillips (1)	106,370	5,586,552
Exxon Mobil Corp. (1)	78,050	6,255,708
Hess Corp.	22,360	1,208,334
Marathon Oil Corp. (1)	70,050	1,833,909

		23,532,147
Oil & Gas-Equipment and Services - 0.5%
Halliburton Co. (1)	55,500	976,800
Oil & Gas-Exploration and Production - 1.6%
Apache Corp. (1)	14,650	1,132,445
Cimarex Energy Co.	10,250	290,793
Devon Energy Corp.	22,500	1,627,650

		3,050,888
Oil & Gas-Refining and Marketing - 0.4%
Valero Energy Corp. (1)	38,080	698,768

Total Energy		28,258,603

Financials - 18.8%

Asset Management & Custody Banks - 1.9%
Ameriprise Financial, Inc.	55,500	1,024,530
Bank of New York Mellon Corp. (1)	85,490	2,582,653

		3,607,183

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Diversified Banks - 5.0%
U.S. Bancorp	166,800	$4,500,264
Wells Fargo & Co. (1)	172,260	4,976,591

		9,476,855
Investment Banking & Brokerage - 1.7%
Goldman Sachs Group, Inc.	13,385	1,057,281
Morgan Stanley (1)	77,680	1,145,780
The Charles Schwab Corp. (1)	56,100	1,028,313

		3,231,374
Other Diversified Financial Services - 3.0%
Bank of America Corp.	56,730	921,863
JP Morgan Chase & Co. (1)	152,420	4,825,617

		5,747,480
Property & Casualty Insurance - 5.9%
Allstate Corp.	31,950	812,808
Chubb Corp. (1)	76,480	3,928,013
Travelers Co., Inc. (1)	116,400	5,080,859
W. R. Berkley Corp.	55,490	1,577,581

		11,399,261
Regional Banks - 0.9%
PNC Financial Services Group (1)	32,940	1,738,244
Specialized Finance - 0.4%
CME Group, Inc.	3,870	820,247

Total Financials		36,020,644

Healthcare - 13.9%

Biotechnology - 2.4%
Amgen, Inc. (1) (2)	42,590	2,365,449
Gilead Sciences, Inc. (1) (2)	49,600	2,221,584

		4,587,033
Healthcare Distributors - 1.2%
AmerisourceBergen Corp.	70,670	2,215,505
Healthcare Equipment - 1.0%
Becton, Dickinson and Co.	30,880	1,961,806
Healthcare Services - 0.4%
Express Scripts, Inc. (2)	13,240	761,432
Pharmaceuticals - 8.9%
Bristol-Myers Squibb Co. (1)	120,150	2,487,105
Eli Lilly & Co. (1)	61,300	2,093,395
Forest Laboratories, Inc. (2)	58,600	1,416,948
Johnson & Johnson	124,630	7,300,825
Pfizer, Inc. (1)	231,300	3,800,259

		17,098,532

Total Healthcare		26,624,308

Industrials - 8.2%

Aerospace & Defense - 5.0%
General Dynamics Corp.	30,500	1,575,935
Honeywell International, Inc.	25,850	720,181
L-3 Communications Holdings, Inc.	22,550	1,514,684
Lockheed Martin Corp.	28,110	2,167,562
Northrop Grumman Corp.	40,150	1,644,143
United Technologies Corp. (1)	37,100	1,800,463

		9,422,968
Electrical Components & Equipment - 1.2%
Emerson Electric Co. (1)	65,760	2,360,126
Environmental & Facilities Services - 1.2%
Waste Management, Inc.	81,500	2,379,800
Industrial Machinery - 0.8%
Parker Hannifin Corp.	38,100	1,565,148

Total Industrials		15,728,042

Information Technology - 7.1%

Computer Hardware - 2.9%
Hewlett-Packard Co.	71,440	2,520,403
International Business Machines Corp. (1)	34,030	2,776,849

		5,297,252
Computer Storage & Peripherals - 0.3%
Western Digital Corp. (2)	49,720	606,584

Description	Shares or Contracts	Value
Common Stocks (continued)

Information Technology (continued)

Data Processing & Outsourced Services - 1.0%
Affiliated Computer Services, Inc. (2)	26,500	$1,071,925
Automatic Data Processing, Inc.	20,690	849,531

		1,921,456
Semiconductors - 0.4%
Xilinx, Inc. (1)	49,750	813,910
Systems Software - 2.5%
Microsoft Corp. (1)	72,960	1,475,251
Oracle Corp. (1) (2)	77,100	1,240,539
Symantec Corp. (1) (2)	176,200	2,119,686

		4,835,476

Total Information Technology		13,474,678

Materials - 1.8%

Diversified Chemicals - 0.5%
Dow Chemical Co. (1)	56,200	1,042,510
Industrial Gases - 0.7%
Air Products and Chemicals, Inc.	27,100	1,294,296
Paper Products - 0.6%
International Paper Co. (1)	96,130	1,196,819

Total Materials		3,533,625

Telecommunication Services - 7.6%

Integrated Telecommunication Services - 7.6%
AT&T, Inc. (1)	253,450	7,238,532
Verizon Communications, Inc. (1)	221,500	7,231,975

Total Telecommunication Services		14,470,507

Utilities - 6.1%

Electric Utilities - 1.0%
Pinnacle West Capital Corp.	60,460	1,837,984
Gas Utilities - 1.0%
ONEOK, Inc.	65,500	1,921,770
Multi-Utilities - 4.1%
CenterPoint Energy, Inc.	162,000	2,094,660
Dominion Resources, Inc.	122,300	4,503,086
Integrys Energy Group, Inc. (1)	30,700	1,356,326

		7,954,072

Total Utilities		11,713,826
Total Common Stocks (identified cost $204,443,243)		184,370,719

Exchange Traded Fund - 1.4%
iShares Lehman 7-10 Year Treasury Bond Fund	27,610	2,605,280

Total Exchange Traded Fund (identified cost $2,548,237)		2,605,280

Purchased Call Option - 0.0%
Citigroup, Inc., 1/17/2009 (2)	11,765	114
Financial Select Sector SPDR Fund, 1/17/2009 (2)	1,315	40,107

Total Purchased Call Option (identified cost $1,309,689)		40,221

Purchased Put Option - 2.1%
JP Morgan Chase & Co., 1/17/2009 (2)	1,010	1,656,400
U.S. Bancorp, 1/17/2009 (2)	1,250	1,087,500
Wells Fargo & Co., 1/17/2009 (2)	1,545	1,228,275

Total Purchased Put Option (identified cost $1,920,140)		3,972,175

Short-Term Investments - 48.2%

Collateral Pool Investment for Securities on Loan - 47.5%
(See Note 2 of the Schedule of Investments)		90,746,607

Description	Principal Amount	Value
Short-Term Investments (continued)

Repurchase Agreement - 0.7%
Agreement with Morgan Stanley & Co., Inc., 0.200%, dated 11/28/2008 to be repurchased at $1,255,353 on 12/1/2008, collateralized by a U.S. Government Agency Obligation with a maturity of 7/7/2025, with a market value of $1,309,299 (at amortized cost)	$1,255,332	$1,255,332

Total Short-Term Investments (identified cost $92,001,939)		92,001,939

Total Investments - 148.1% (identified cost $302,223,248)		282,990,334
Other Assets and Liabilities - (48.1)%		(91,938,606)

Total Net Assets - 100.0%		$191,051,728

Large-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2008

(Unaudited)

Description	Shares	Value
Common Stocks - 97.3%

Consumer Discretionary - 6.2%

Computer & Electronics Retail - 1.4%
Best Buy Co., Inc. (1)	$40,400	$836,684
GameStop Corp. (2)	50,600	1,105,610

		1,942,294
Footwear - 1.2%
NIKE, Inc., Class B	33,100	1,762,575
General Merchandise Stores - 0.9%
Target Corp. (1)	38,000	1,282,880
Internet Retail - 1.1%
Amazon.com, Inc. (1) (2)	36,500	1,558,550
Restaurants - 1.6%
Yum! Brands, Inc. (1)	84,100	2,265,654

Total Consumer Discretionary		8,811,953

Consumer Staples - 15.5%

Drug Retail - 1.8%
CVS Caremark Corp. (1)	86,900	2,514,017
Household Products - 1.1%
Colgate-Palmolive Co. (1)	23,800	1,548,666
Hypermarkets & Super Centers - 3.5%
Costco Wholesale Corp. (1)	29,500	1,518,365
Wal-Mart Stores, Inc.	61,900	3,458,972

		4,977,337
Soft Drinks - 5.4%
Coca-Cola Co.	56,000	2,624,720
PepsiCo, Inc.	88,600	5,023,620

		7,648,340
Tobacco - 3.7%
Altria Group, Inc. (1)	75,400	1,212,432
Philip Morris International, Inc. (1)	94,900	4,000,984

		5,213,416

Total Consumer Staples		21,901,776

Energy - 7.9%

Integrated Oil & Gas - 1.0%
Occidental Petroleum Corp.	25,000	1,353,500
Oil & Gas-Drilling - 1.5%
Noble Corp.	25,000	669,750
Transocean, Inc. (1) (2)	22,500	1,504,800

		2,174,550
Oil & Gas-Equipment and Services - 2.4%
Halliburton Co. (1)	65,000	1,144,000
Schlumberger, Ltd.	31,500	1,598,310
Weatherford International, Ltd. (2)	50,000	638,500

		3,380,810
Oil & Gas-Exploration and Production - 2.4%
Anadarko Petroleum Corp.	30,000	1,231,500
Ultra Petroleum Corp. (1) (2)	15,000	609,450
XTO Energy, Inc. (1)	40,000	1,529,600

		3,370,550
Oil & Gas-Storage and Transportation - 0.6%
The Williams Companies, Inc.	50,000	811,000

Total Energy		11,090,410

Financials - 7.8%

Asset Management & Custody Banks - 1.5%
Northern Trust Corp.	20,000	917,800
State Street Corp.	28,500	1,200,135

		2,117,935

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Investment Banking & Brokerage - 2.4%
Merrill Lynch & Co., Inc. (1)	70,000	$925,400
The Charles Schwab Corp. (1)	140,000	2,566,200

		3,491,600
Life & Health Insurance - 2.1%
Aflac, Inc. (1)	63,000	2,916,900
Multi-Line Insurance - 0.6%
Assurant, Inc.	38,000	827,260
Other Diversified Financial Services - 0.7%
JP Morgan Chase & Co. (1)	30,000	949,800
Specialized Finance - 0.5%
CME Group, Inc.	3,000	635,850

Total Financials		10,939,345

Healthcare - 17.0%

Biotechnology - 7.0%
Biogen Idec, Inc. (2)	34,100	1,442,771
Celgene Corp. (2)	23,000	1,198,300
Genentech, Inc. (1) (2)	26,000	1,991,600
Genzyme Corp. (1) (2)	27,500	1,760,550
Gilead Sciences, Inc. (1) (2)	78,500	3,516,015

		9,909,236
Healthcare Equipment - 1.3%
Baxter International, Inc.	33,600	1,777,440
Healthcare Services - 2.5%
Medco Health Solutions, Inc. (1) (2)	83,200	3,494,400
Healthcare Technology - 0.8%
Cerner Corp. (1) (2)	31,300	1,126,174
Life Sciences Tools & Services - 1.3%
Thermo Fisher Scientific, Inc. (2)	52,800	1,883,904
Pharmaceuticals - 4.1%
Allergan, Inc. (1)	23,900	900,552
Bristol-Myers Squibb Co. (1)	75,900	1,571,130
Johnson & Johnson	27,000	1,581,660
Schering-Plough Corp.	100,900	1,696,129

		5,749,471

Total Healthcare		23,940,625

Industrials - 11.6%

Aerospace & Defense - 3.7%
Lockheed Martin Corp.	11,900	917,609
Raytheon Co. (1)	26,500	1,293,200
Rockwell Collins, Inc.	36,500	1,243,920
United Technologies Corp. (1)	37,100	1,800,463

		5,255,192
Construction & Farm Machinery and Heavy Trucks - 1.1%
Deere & Co.	46,050	1,603,001
Electrical Components & Equipment - 2.7%
Emerson Electric Co. (1)	68,050	2,442,315
First Solar, Inc. (1) (2)	4,550	568,022
Roper Industries, Inc. (1)	18,400	842,168

		3,852,505
Industrial Conglomerates - 2.4%
3M Co.	50,000	3,346,499
Industrial Machinery - 0.7%
ITT Corp.	23,100	966,966
Railroads - 1.0%
Burlington Northern Santa Fe Corp.	9,400	720,134
CSX Corp.	17,500	651,700

		1,371,834

Total Industrials		16,395,997

Information Technology - 27.4%

Communications Equipment - 4.9%
Cisco Systems, Inc. (1) (2)	297,200	4,915,688
QUALCOMM, Inc.	61,000	2,047,770

		6,963,458

Description	Shares or Principal Amount	Value
Common Stocks (continued)

Information Technology (continued)

Computer Hardware - 9.0%
Apple, Inc. (1) (2)	42,600	$3,947,742
Hewlett-Packard Co.	97,200	3,429,216
International Business Machines Corp. (1)	64,000	5,222,400

		12,599,358
Data Processing & Outsourced Services - 0.7%
Visa, Inc. (1)	20,000	1,051,200
Electronic Equipment & Instruments - 0.7%
FLIR Systems, Inc. (1) (2)	32,400	1,005,048
Internet Software & Services - 4.5%
Google, Inc., Class A (1) (2)	14,920	4,370,963
Yahoo!, Inc. (1) (2)	176,500	2,031,515

		6,402,478
Semiconductors - 2.1%
Intel Corp. (1)	216,200	2,983,560
Systems Software - 5.5%
Microsoft Corp. (1)	265,000	5,358,299
Oracle Corp. (1) (2)	141,250	2,272,713

		7,631,012

Total Information Technology		38,636,114

Materials - 3.9%

Fertilizers & Agricultural Chemicals - 2.0%
Monsanto Co. (1)	36,700	2,906,640
Industrial Gases - 1.2%
Praxair, Inc.	27,500	1,623,875
Steel - 0.7%
Nucor Corp.	29,100	1,038,288

Total Materials		5,568,803
Total Common Stocks (identified cost $171,265,392)		137,285,023

Short-Term Investments - 57.7%

Collateral Pool Investment for Securities on Loan - 52.8%
(See Note 2 of the Schedule of Investments)		74,502,151

Repurchase Agreement - 4.9%
Agreement with Morgan Stanley & Co., Inc., 0.200%, dated 11/28/2008, to be repurchased at $6,896,453 on 12/1/2008, collateralized by a U.S. Government Agency Obligation with a Maturity of 7/13/2009, with a market value of $7,034,727 (at amortized cost)	$6,896,338	6,896,338

Total Short-Term Investments (identified cost $81,398,489)		81,398,489

Total Investments - 155.0% (identified cost $252,663,881)		218,683,512
Other Assets and Liabilities - (55.0)%		(77,615,743)

Total Net Assets - 100.0%		$141,067,769

Mid-Cap Value Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2008

(Unaudited)

Description	Shares	Value
Common Stocks - 94.7%

Consumer Discretionary - 16.0%

Advertising - 1.0%
Interpublic Group of Cos., Inc. (1) (2)	444,460	$1,817,841
Apparel Retail - 1.1%
The Gap, Inc. (1)	160,200	2,085,804
Auto Parts & Equipment - 1.4%
BorgWarner, Inc. (1)	113,500	2,685,410
Broadcasting & Cable TV - 1.8%
Liberty Global, Inc. (1) (2)	87,800	1,272,222
Liberty Media Corp. (2)	180,900	2,147,283

		3,419,505
Computer & Electronics Retail - 1.4%
Best Buy Co., Inc. (1)	129,500	2,681,945
Department Stores - 1.7%
Kohl’s Corp. (1) (2)	98,300	3,210,478
Homebuilding - 1.5%
Toll Brothers, Inc. (1) (2)	139,400	2,778,242
Household Appliances - 1.2%
Whirlpool Corp. (1)	54,500	2,146,210
Internet Retail - 1.2%
Expedia, Inc. (1) (2)	257,500	2,163,000
Restaurants - 1.7%
Yum! Brands, Inc. (1)	119,000	3,205,860
Specialty Stores - 2.0%
Staples, Inc. (1)	207,200	3,596,992

Total Consumer Discretionary		29,791,287

Consumer Staples - 7.5%

Food Retail - 3.5%
Kroger Co. (1)	127,500	3,526,650
Safeway, Inc. (1)	146,100	3,184,980

		6,711,630
Packaged Foods & Meats - 1.1%
Tyson Foods, Inc., Class A	293,600	1,970,056
Soft Drinks - 0.5%
Dr. Pepper Snapple Group, Inc. (2)	55,400	894,156
Tobacco - 2.4%
Lorillard, Inc.	72,400	4,375,132

Total Consumer Staples		13,950,974

Energy - 4.9%

Oil & Gas-Drilling - 0.7%
Helmerich & Payne, Inc.	53,900	1,366,904
Oil & Gas-Equipment and Services - 0.9%
BJ Services Co. (1)	135,700	1,627,043
Oil & Gas-Exploration and Production - 3.3%
Cimarex Energy Co.	84,700	2,402,939
Noble Energy, Inc.	71,300	3,727,564

		6,130,503

Total Energy		9,124,450

Financials - 24.3%

Asset Management & Custody Banks - 6.1%
Affiliated Managers Group, Inc. (1) (2)	86,700	2,427,600
Ameriprise Financial, Inc.	158,900	2,933,294
Invesco Ltd. (1)	256,200	3,215,310
State Street Corp.	61,100	2,572,921

		11,149,125

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Consumer Finance - 0.8%
Capital One Financial Corp. (1)	44,900	$1,545,009
Life & Health Insurance - 1.6%
Principal Financial Group, Inc. (1)	98,300	1,357,523
StanCorp Financial Group, Inc. (1)	50,700	1,688,817

		3,046,340
Multi-Line Insurance - 1.2%
Assurant, Inc.	102,300	2,227,071
Property & Casualty Insurance - 4.6%
ACE Ltd.	85,300	4,456,925
Hanover Insurance Group, Inc.	100,000	4,032,000

		8,488,925
Regional Banks - 5.4%
Associated Banc-Corp. (1)	119,600	2,598,908
City National Corp. (1)	57,150	2,507,742
First Horizon National Corp. (1)	144,788	1,547,781
Keycorp (1)	215,800	2,024,204
Synovus Financial Corp. (1)	173,500	1,443,520

		10,122,155
Reinsurance - 4.6%
PartnerRe Ltd.	72,000	5,037,121
Reinsurance Group of America, Inc. (1)	87,100	3,536,260

		8,573,381

Total Financials		45,152,006

Healthcare - 8.3%

Healthcare Distributors - 2.0%
AmerisourceBergen Corp.	119,600	3,749,460
Healthcare Services - 2.6%
DaVita, Inc. (1) (2)	95,300	4,788,825
Healthcare Supplies - 1.2%
DENTSPLY International, Inc. (1)	82,700	2,156,816
Life Sciences Tools & Services - 1.8%
Thermo Fisher Scientific, Inc. (2)	94,900	3,386,032
Managed Healthcare - 0.7%
CIGNA Corp.	105,700	1,280,027

Total Healthcare		15,361,160

Industrials - 9.6%

Aerospace & Defense - 0.5%
Alliant Techsystems, Inc. (1) (2)	12,400	1,019,280
Airlines - 0.7%
Continental Airlines, Inc. (1) (2)	94,300	1,384,324
Diversified Support Services - 1.9%
Cintas Corp. (1)	143,800	3,454,076
Environmental & Facilities Services - 1.9%
Republic Services, Inc. (1)	150,800	3,619,200
Human Resource & Employment Services - 1.9%
Manpower, Inc.	109,900	3,459,652
Industrial Machinery - 1.3%
Eaton Corp. (1)	50,300	2,330,902
Trucking - 1.4%
Con-way, Inc. (1)	90,400	2,528,488

Total Industrials		17,795,922

Information Technology - 7.0%

Application Software - 0.9%
Synopsys, Inc. (2)	109,600	1,756,888
Office Electronics - 1.1%
Xerox Corp. (1)	301,900	2,110,281
Semiconductors - 1.5%
Altera Corp. (1)	156,000	2,294,760
Intersil Corp.	59,500	539,070

		2,833,830
Systems Software - 0.6%
Symantec Corp. (1) (2)	97,800	1,176,534

Description	Shares or Principal Amount	Value
Common Stocks (continued)

Information Technology (continued)

Technology Distributors - 2.9%
Arrow Electronics, Inc. (2)	166,300	$2,294,940
Ingram Micro, Inc. (1) (2)	263,600	2,838,972

		5,133,912

Total Information Technology		13,011,445

Materials - 7.2%

Diversified Chemicals - 1.8%
PPG Industries, Inc.	75,830	3,330,454
Paper Packaging - 1.8%
Sealed Air Corp.	223,100	3,531,673
Paper Products - 1.2%
MeadWestvaco Corp.	186,700	2,176,922
Specialty Chemicals - 1.2%
Cytec Industries, Inc.	102,200	2,251,466
Steel - 1.2%
Nucor Corp.	60,800	2,169,344

Total Materials		13,459,859

Telecommunication Services - 2.2%

Integrated Telecommunication Services - 2.2%
Embarq Corp.	126,100	4,115,904

Total Telecommunication Services		4,115,904

Utilities - 7.7%

Electric Utilities - 2.9%
Edison International (1)	69,300	2,314,620
Entergy Corp. (1)	37,000	3,148,700

		5,463,320
Gas Utilities - 1.7%
Equitable Resources, Inc. (1)	96,400	3,216,868
Multi-Utilities - 3.1%
CMS Energy Corp. (1)	330,200	3,354,832
Sempra Energy	47,800	2,230,826

		5,585,658

Total Utilities		14,265,846

Total Common Stocks (identified cost $245,297,425)		176,028,853

Short-Term Investments - 44.4%

Collateral Pool Investment for Securities on Loan - 39.5%
(See Note 2 of the Schedule of Investments)		73,377,063

Repurchase Agreement - 4.9%
Agreement with Morgan Stanley & Co., Inc., 0.200%, dated 11/28/2008, to be repurchased at $9,131,254 on 12/1/2008, collateralized by a U.S. Government Agency Obligation with a maturity of 6/28/2010, with a market value of $9,313,933 (at amortized cost)	$9,131,101	9,131,101

Total Short-Term Investments (identified cost $82,508,164)		82,508,164

Total Investments - 139.1% (identified cost $327,805,589)		258,537,017
Other Assets and Liabilities - (39.1)%		(72,605,492)

Total Net Assets - 100.0%		$185,931,525

Mid-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2008

(Unaudited)

Description	Shares	Value
Common Stocks - 97.2%

Consumer Discretionary - 11.7%

Apparel Retail - 1.1%
Ross Stores, Inc. (1)	63,400	$1,680,100
Automotive Retail - 0.5%
AutoZone, Inc. (2)	7,500	819,150
Computer & Electronics Retail - 0.9%
GameStop Corp. (1) (2)	65,500	1,431,175
Department Stores - 0.6%
Kohl’s Corp. (1) (2)	30,700	1,002,662
Distributors - 1.0%
Genuine Parts Co.	18,100	708,615
LKQ Corp. (1) (2)	77,400	806,508

		1,515,123
Education Services - 1.4%
Apollo Group, Inc., Class A (2)	10,700	822,188
DeVry, Inc.	23,000	1,322,040

		2,144,228
General Merchandise Stores - 2.8%
Dollar Tree, Inc. (1) (2)	59,100	2,503,476
Family Dollar Stores, Inc.	68,000	1,889,040

		4,392,516
Movies & Entertainment - 1.1%
Regal Entertainment Group, Inc.	180,200	1,652,434
Restaurants - 0.6%
Panera Bread Co., Class A (1) (2)	20,000	888,800
Specialized Consumer Services - 1.1%
Hillenbrand, Inc.	109,400	1,741,648
Specialty Stores - 0.6%
Sally Beauty Holdings, Inc. (1) (2)	212,700	925,245

Total Consumer Discretionary		18,193,081

Consumer Staples - 9.5%

Drug Retail - 1.4%
CVS Caremark Corp. (1)	73,800	2,135,034
Food Retail - 2.1%
Kroger Co. (1)	117,300	3,244,518
Household Products - 1.1%
Clorox Co.	30,100	1,780,716
Hypermarkets & Super Centers - 1.1%
BJ’s Wholesale Club, Inc. (2)	49,400	1,767,532
Packaged Foods & Meats - 1.6%
General Mills, Inc. (1)	38,700	2,444,679
Personal Products - 1.4%
Chattem, Inc. (1) (2)	30,500	2,213,385
Tobacco - 0.8%
Lorillard, Inc.	19,700	1,190,471

Total Consumer Staples		14,776,335

Energy - 12.4%

Oil & Gas-Equipment and Services - 0.9%
IHS, Inc., Class A (1) (2)	36,300	1,317,327
Oil & Gas-Exploration and Production - 11.5%
Atlas America, Inc.	265,450	3,979,096
Chesapeake Energy Corp. (1)	191,500	3,289,970
Contango Oil & Gas Co. (1) (2)	127,050	6,675,207
Continental Resources, Inc. (2)	50,300	983,365

Description	Shares	Value
Common Stocks (continued)

Energy (continued)

Oil and Gas - Exploration and Production (continued)
Petrohawk Energy Corp. (1) (2)	173,600	$3,032,792

		17,960,430

Total Energy		19,277,757

Financials - 6.7%

Insurance Brokers - 1.7%
Aon Corp.	28,700	1,300,110
Marsh & McLennan Companies, Inc.	51,200	1,305,600

		2,605,710
Mortgage REIT’s - 3.4%
Annaly Capital Management, Inc. (1)	260,600	3,744,822
Capstead Mortgage Corp.	75,600	793,044
MFA Mortgage Investments, Inc.	129,200	799,748

		5,337,614
Office REIT’s - 0.8%
Digital Realty Trust, Inc.	45,100	1,233,936
Specialized Finance - 0.8%
IntercontinentalExchange, Inc. (1) (2)	16,700	1,229,120

Total Financials		10,406,380

Healthcare - 21.1%

Biotechnology - 2.5%
Alexion Pharmaceuticals, Inc. (1) (2)	53,200	1,790,712
Celgene Corp. (2)	24,400	1,271,240
United Therapeutics Corp. (2)	13,400	734,722

		3,796,674
Healthcare Equipment - 4.0%
Baxter International, Inc.	29,900	1,581,710
Becton, Dickinson and Co.	22,300	1,416,719
NuVasive, Inc. (1) (2)	51,600	1,777,620
ResMed, Inc. (1) (2)	20,500	744,970
St. Jude Medical, Inc. (1) (2)	24,400	683,932

		6,204,951
Healthcare Facilities - 1.0%
Psychiatric Solutions, Inc. (1) (2)	63,500	1,606,550
Healthcare Services - 3.0%
Amedisys, Inc. (1) (2)	43,700	1,699,493
Express Scripts, Inc. (2)	27,000	1,552,770
Omnicare, Inc.	61,000	1,470,710

		4,722,973
Healthcare Supplies - 3.1%
DENTSPLY International, Inc. (1)	52,000	1,356,160
Haemonetics Corp. (1) (2)	30,900	1,767,171
Inverness Medical Innovations, Inc. (1) (2)	91,800	1,612,926

		4,736,257
Life Sciences Tools & Services - 3.1%
Charles River Laboratories International, Inc. (2)	28,100	640,680
Covance, Inc. (1) (2)	19,800	773,784
QIAGEN N.V. (1) (2)	114,200	1,842,046
Thermo Fisher Scientific, Inc. (2)	43,400	1,548,512

		4,805,022
Pharmaceuticals - 4.4%
Mylan, Inc. (1) (2)	205,000	1,929,050
Perrigo Co.	75,800	2,608,278
Teva Pharmaceutical Industries, Ltd. ADR (1)	47,900	2,066,885

		6,604,213

Total Healthcare		32,476,640

Industrials - 13.4%

Construction & Engineering - 1.9%
Jacobs Engineering Group, Inc. (2)	23,800	1,065,526
Quanta Services, Inc. (2)	59,000	959,340
Shaw Group, Inc. (2)	47,500	874,000

		2,898,866
Diversified Support Services - 0.8%
Copart, Inc. (1) (2)	47,300	1,261,491
Electrical Components & Equipment - 0.7%
AMETEK, Inc.	32,800	1,145,704
Environmental & Facilities Services - 2.1%
Stericycle, Inc. (2)	41,700	2,389,410
Tetra Tech, Inc. (2)	39,700	795,588

		3,184,998

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Human Resource & Employment Services - 1.2%
Watson Wyatt Worldwide, Inc. (1)	46,900	$1,891,008
Industrial Machinery - 2.0%
Donaldson Company, Inc.	35,400	1,211,388
Harsco Corp.	39,000	980,850
SPX Corp.	23,600	880,752

		3,072,990
Railroads - 0.9%
CSX Corp.	20,800	774,592
Kansas City Southern (1) (2)	30,700	672,944

		1,447,536
Research and Consulting Services - 1.3%
Dun & Bradstreet Corp.	25,200	2,016,000
Security & Alarm Services - 2.0%
Corrections Corp of America (1) (2)	172,100	3,113,289
Trucking - 0.5%
J.B. Hunt Transport Services, Inc.	29,600	793,576

Total Industrials		20,825,458

Information Technology - 15.9%

Application Software - 4.0%
ANSYS, Inc. (2)	35,100	1,012,986
Nuance Communications, Inc. (1) (2)	204,200	1,874,556
Parametric Technology Corp. (1) (2)	73,400	848,504
Solera Holdings, Inc. (2)	119,200	2,332,744

		6,068,790
Communications Equipment - 1.0%
Harris Corp.	44,200	1,541,696
Computer Storage & Peripherals - 0.5%
QLogic Corp. (2)	72,200	766,764
Consulting & Other Services - 1.1%
ManTech International Corp. (2)	31,500	1,714,230
Data Processing & Outsourced Services - 2.5%
Fiserv, Inc. (2)	40,600	1,386,084
Global Payments, Inc.	33,100	1,197,227
Hewitt Associates, Inc. (2)	45,400	1,297,532

		3,880,843
Electronic Components - 0.5%
Amphenol Corp., Class A	32,800	761,616
Electronic Equipment & Instruments - 1.4%
FLIR Systems, Inc. (1) (2)	70,900	2,199,318
Home Entertainment Software - 0.9%
Activision Blizzard, Inc. (2)	114,300	1,337,310
Internet Software & Services - 1.9%
Equinix, Inc. (1) (2)	39,600	1,798,236
IAC/InterActive Corp. (1) (2)	73,800	1,091,502

		2,889,738
Systems Software - 2.1%
McAfee, Inc. (1) (2)	42,300	1,282,959
Sybase, Inc. (1) (2)	48,700	1,199,968
Symantec Corp. (1) (2)	63,500	763,905

		3,246,832

Total Information Technology		24,407,137

Materials - 4.4%

Industrial Gases - 0.6%
Praxair, Inc.	15,000	885,750
Metal & Glass Containers - 1.3%
Pactiv Corp. (2)	83,400	2,084,166
Specialty Chemicals - 2.5%
Ecolab, Inc. (1)	45,200	1,735,228
Sensient Technologies Corp.	88,100	2,117,924

		3,853,152

Total Materials		6,823,068

Telecommunication Services - 2.1%

Wireless Telecommunication Services - 2.1%
American Tower Corp., Class A (1) (2)	78,000	2,124,720

Description	Shares or Principal Amount	Value
Common Stocks (continued)

Telecommunication Services (continued)

Wireless Telecommunication Services (continued)
Crown Castle International Corp. (2)	85,500	$1,202,985

Total Telecommunication Services		3,327,705

Total Common Stocks (identified cost $182,608,586)		150,513,561

Exchange Traded Funds - 0.8%
iShares Russell Midcap Growth Index Fund (1)	41,700	1,264,761
Total Exchange Traded Funds (identified cost $1,216,735)		1,264,761

Short-Term Investments - 40.7%

Collateral Pool Investment for Securities on Loan - 38.9%
(See Note 2 of the Schedule of Investments)		60,312,831

Repurchase Agreement - 1.8%
Agreement with Morgan Stanley & Co., Inc., 0.200%, dated 11/28/2008 to be repurchased at $2,782,712 on 12/1/2008, collateralized by a U.S. Government Agency Obligation with a maturity of 7/13/2009, with a market value of $2,838,684 (at amortized cost)	$2,782,665	2,782,665

Total Short-Term Investments (identified cost $63,095,496)		63,095,496

Total Investments - 138.7% (identified cost $246,920,817)		214,873,818
Other Assets and Liabilities - (38.7)%		(59,969,673)

Total Net Assets - 100.0%		$154,904,145

Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2008

(Unaudited)

Description	Shares	Value
Common Stocks - 97.9%

Consumer Discretionary - 11.6%

Apparel, Accessories & Luxury Goods - 0.8%
True Religion Apparel, Inc. (1) (2)	116,300	$1,464,217
Automotive Retail - 1.1%
Monro Muffler Brake, Inc. (1)	98,500	2,010,385
Distributors - 0.5%
LKQ Corp. (1) (2)	92,100	959,682
General Merchandise Stores - 2.9%
Dollar Tree, Inc. (1) (2)	70,000	2,965,200
Family Dollar Stores, Inc.	81,800	2,272,404

		5,237,604
Internet Retail - 0.9%
PetMed Express, Inc. (1) (2)	93,800	1,681,834
Movies & Entertainment - 1.3%
Imax Corp. (2)	801,700	2,324,930
Restaurants - 0.6%
Panera Bread Co., Class A (1) (2)	24,300	1,079,892
Specialized Consumer Services - 1.9%
Hillenbrand, Inc. (1)	130,400	2,075,968
Stewart Enterprises, Inc. (1)	458,800	1,463,572

		3,539,540
Specialty Stores - 1.6%
Blockbuster, Inc., Class A (1) (2)	1,420,500	1,690,395
Ulta Salon, Cosmetics & Fragrance, Inc. (1) (2)	162,700	1,168,186

		2,858,581

Total Consumer Discretionary		21,156,665

Consumer Staples - 7.5%

Distillers & Vintners - 0.7%
Central European Distribution Corp. (2)	55,000	1,300,200
Hypermarkets & Super Centers - 1.2%
BJ’s Wholesale Club, Inc. (2)	58,900	2,107,442
Packaged Foods & Meats - 4.2%
Green Mountain Coffee Roasters, Inc. (1) (2)	64,300	2,336,662
Hain Celestial Group, Inc. (1) (2)	90,500	1,424,470
Overhill Farms, Inc. (2)	344,100	1,118,325
TreeHouse Foods, Inc. (1) (2)	120,400	2,864,316

		7,743,773
Personal Products - 1.4%
Chattem, Inc. (1) (2)	36,100	2,619,777

Total Consumer Staples		13,771,192

Energy - 9.9%

Oil & Gas-Exploration and Production - 9.9%
Atlas America, Inc.	310,600	4,655,894
Contango Oil & Gas Co. (1) (2)	153,900	8,085,906
Denbury Resources, Inc. (2)	98,700	940,611
Gasco Energy, Inc. (1) (2)	1,468,100	910,075
Petrohawk Energy Corp. (1) (2)	203,600	3,556,892

Total Energy		18,149,378

Financials - 5.3%

Asset Management & Custody Banks - 1.0%
Riskmetrics Group, Inc. (1) (2)	123,600	1,846,584
Mortgage REIT’s - 4.3%
American Capital Agency Corp. (1)	255,000	5,084,700
Anworth Mortgage Asset Corp.	139,800	884,934
Capstead Mortgage Corp.	86,800	910,532
MFA Mortgage Investments, Inc.	152,600	944,594

Description	Shares	Value
Common Stocks (continued)

Financials (continued)
		$7,824,760

Total Financials		9,671,344

Healthcare - 27.9%

Biotechnology - 2.4%
Alexion Pharmaceuticals, Inc. (1) (2)	63,100	2,123,946
Myriad Genetics, Inc. (2)	18,000	1,067,040
United Therapeutics Corp. (1) (2)	20,800	1,140,464

		4,331,450
Healthcare Equipment - 7.9%
ABIOMED, Inc. (1) (2)	151,100	2,121,444
Masimo Corp. (1) (2)	50,600	1,380,874
Natus Medical, Inc. (1) (2)	96,500	1,226,515
NuVasive, Inc. (1) (2)	62,800	2,163,460
ResMed, Inc. (1) (2)	24,400	886,696
Synovis Life Technologies, Inc. (2)	100,300	1,435,293
Thoratec Corp. (2)	84,300	2,110,029
Vnus Medical Technologies, Inc. (2)	63,500	952,500
Wright Medical Group, Inc. (1) (2)	122,900	2,084,384

		14,361,195
Healthcare Facilities - 3.6%
Hanger Orthopedic Group, Inc. (2)	170,700	2,739,735
Psychiatric Solutions, Inc. (1) (2)	74,300	1,879,790
Sun Healthcare Group, Inc. (1) (2)	204,300	2,047,086

		6,666,611
Healthcare Services - 3.9%
Alliance Imaging, Inc. (1) (2)	235,200	1,839,264
Amedisys, Inc. (1) (2)	51,900	2,018,391
CardioNet, Inc. (2)	103,200	2,051,616
Genoptix, Inc. (1) (2)	40,800	1,294,584

		7,203,855
Healthcare Supplies - 3.4%
Haemonetics Corp. (1) (2)	37,200	2,127,468
Inverness Medical Innovations, Inc. (1) (2)	106,200	1,865,934
Merit Medical Systems, Inc. (1) (2)	128,000	1,857,280
RTI Biologics, Inc. (1) (2)	158,800	431,936

		6,282,618
Healthcare Technology - 0.9%
MedAssets, Inc. (1) (2)	124,200	1,577,340
Life Sciences Tools & Services - 2.5%
eResearchTechnology, Inc. (2)	153,600	866,304
ICON PLC ADR (2)	66,800	1,415,492
Luminex Corp. (1) (2)	84,400	1,857,644
PAREXEL International Corp. (1) (2)	42,700	355,264

		4,494,704
Pharmaceuticals - 3.3%
Mylan, Inc. (1) (2)	236,500	2,225,465
Perrigo Co.	89,800	3,090,018
Questcor Pharmaceuticals, Inc. (1) (2)	90,400	772,920

		6,088,403

Total Healthcare		51,006,176

Industrials - 14.7%

Aerospace & Defense - 1.2%
DynCorp International, Inc. (1) (2)	151,800	2,254,230
Construction & Engineering - 0.5%
Aecom Technology Corp. (2)	37,400	990,726
Environmental & Facilities Services - 1.8%
Clean Harbors, Inc. (1) (2)	34,600	2,184,298
Tetra Tech, Inc. (1) (2)	48,100	963,924

		3,148,222
Human Resource & Employment Services - 1.2%
Watson Wyatt Worldwide, Inc. (1)	56,400	2,274,048
Industrial Machinery - 1.4%
Donaldson Company, Inc.	42,000	1,437,240
Middleby Corp. (1) (2)	35,600	1,152,372

		2,589,612
Marine Ports & Services - 0.4%
Aegean Marine Petroleum Network, Inc. (1)	61,400	745,396

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Office Services & Supplies - 1.0%
Sykes Enterprises, Inc. (2)	100,900	$1,871,695
Railroads - 0.4%
Kansas City Southern (1) (2)	36,400	797,888
Research and Consulting Services - 2.0%
CBIZ, Inc. (1) (2)	235,600	1,891,868
Navigant Consulting, Inc. (2)	80,500	1,522,255

		3,414,123
Security & Alarm Services - 4.1%
Cornell Companies, Inc. (1) (2)	115,600	2,728,160
Corrections Corporation of America (1) (2)	183,400	3,317,706
Geo Group, Inc. (1) (2)	67,500	1,302,750

		7,348,616
Trading Companies & Distributors - 0.7%
Beacon Roofing Supply, Inc. (2)	113,100	1,336,842

Total Industrials		26,771,398

Information Technology - 17.1%

Application Software - 5.1%
ANSYS, Inc. (1) (2)	41,700	1,203,462
Ebix, Inc. (1) (2)	87,700	2,273,623
Nuance Communications, Inc. (1) (2)	239,100	2,194,938
Parametric Technology Corp. (2)	87,000	1,005,720
Solera Holdings, Inc. (2)	136,600	2,673,262

		9,351,005
Communications Equipment - 1.6%
DG FastChannel, Inc. (1) (2)	178,000	2,981,500
Computer Storage & Peripherals - 0.8%
Netezza Corp. (1) (2)	85,600	618,032
QLogic Corp. (2)	85,900	912,258

		1,530,290
Consulting & Other Services - 1.1%
ManTech International Corp. (2)	37,700	2,051,634
Data Processing & Outsourced Services - 1.9%
CyberSource Corp. (1) (2)	117,600	1,091,328
Global Payments, Inc.	40,400	1,461,268
TNS, Inc. (2)	105,000	897,750

		3,450,346
Electronic Equipment & Instruments - 0.7%
Cogent, Inc. (2)	89,900	1,208,256
Internet Software & Services - 4.0%
Ariba, Inc. (2)	162,800	1,310,540
AsiaInfo Holdings, Inc. (1) (2)	161,900	1,785,757
Equinix, Inc. (1) (2)	47,700	2,166,057
IAC/InterActiveCorp. (1) (2)	87,700	1,297,083
Omniture, Inc. (1) (2)	72,300	718,662

		7,278,099
Systems Software - 1.9%
Commvault Systems, Inc. (1) (2)	105,200	1,078,300
TeleCommunications Systems, Inc. (1) (2)	292,800	2,313,120

		3,391,420

Total Information Technology		31,242,550

Materials - 3.1%

Metal & Glass Containers - 1.3%
Pactiv Corp. (1) (2)	94,400	2,359,056
Specialty Chemicals - 1.8%
Balchem Corp.	31,000	806,930
Sensient Technologies Corp. (1)	107,000	2,572,280

		3,379,210

Total Materials		5,738,266

Telecommunication Services - 0.8%

Wireless Telecommunication Services - 0.8%
SBA Communications Corp. (1) (2)	87,200	1,376,888

Total Common Stocks
(identified cost $214,654,096)		178,883,857

Description	Principal Amount	Value
Short-Term Investments - 54.4%

Collateral Pool Investment for Securities on Loan - 52.6%
(See Note 2 of the Schedule of Investments)		$96,117,303

Repurchase Agreement - 1.8%
Agreement with Morgan Stanley & Co, Inc., 0.200%, dated 11/28/2008, to be repurchased at $3,367,222 on 12/1/2008, collateralized by a U.S. Government Agency Obligation with a maturity of 5/29/2013, with a market value of $3,435,187	$3,367,166	3,367,166

Total Short-Term Investments (identified cost $99,484,469)		99,484,469

Total Investments - 152.3% (identified cost $314,138,565)		278,368,326
Other Assets and Liabilities - (52.3)%		(95,638,474)

Total Net Assets - 100.0%		$182,729,852

International Stock Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2008

(Unaudited)

Description	Shares	Value
Common Stocks - 93.4%

Australia - 1.6%
Amcor, Ltd.	21,276	$82,980
BlueScope Steel, Ltd.	69,433	182,817
Boart Longyear Group	148,929	26,303
Caltex Australian, Ltd.	3,233	15,726
CSL, Ltd.	32,200	740,453
Downer EDI, Ltd.	15,041	41,440
Mineral Resources, Ltd.	22,282	28,801
QBE Insurance Group, Ltd.	21,525	337,851
Telstra Corp., Ltd.	73,196	195,162
Washington H. Soul Pattinson & Co., Ltd.	7,582	42,517
Westfield Group, REIT	40,295	398,013
Westpac Banking Corp.	21,148	250,667

		2,342,730
Austria - 0.2%
Erste Group Bank AG	9,858	225,079
Belgium - 1.3%
Anheuser-Busch InBev NV	8,624	141,883
Bekaert NV	410	26,387
Cofinimmo, REIT	213	27,161
Compagnie Nationale a Portefeuille (CNP) / Nationale Portefeuille Maatschappij (NPM)	947	48,949
Delhaize Group (1)	24,642	1,497,570
Dexia SA (1)	31,813	139,183
Tessenderlo Chemie NV	1,417	41,608

		1,922,741
Bermuda - 0.2%
Aquarius Platinum, Ltd.	11,368	24,488
Lancashire Holdings, Ltd.	28,602	170,266
Macquarie International Infrastructure Fund, Ltd.	283,000	53,482

		248,236
Brazil - 0.5%
Companhia Vale do Rio Doce, ADR	41,300	493,122
Petroleo Brasileiro SA, ADR	13,800	288,972

		782,094
Canada - 1.2%
Alimentation Couche-Tard, Inc., Class B	2,400	24,423
Bank of Nova Scotia	6,000	173,516
Brookfield Asset Management, Inc., Class A	6,200	89,714
CGI Group, Inc., Class A (2)	16,935	133,842
Gildan Activewear, Inc. (2)	21,900	372,026
Laurentian Bank of Canada	3,800	110,815
Magna International, Inc.	1,500	43,379
Manulife Financial Corp.	9,900	187,317
National Bank of Canada	5,200	173,516
Onex Corp.	1,000	14,197
Royal Bank of Canada	5,400	183,597
Thompson Creek Metals Co., Inc. (2)	7,400	24,842
Toronto-Dominion Bank	4,600	165,588

		1,696,772
China - 0.3%
Dongfeng Motor Group Co., Ltd.	156,000	35,599
Industrial and Commercial Bank of China, Ltd.	742,000	364,912

		400,511
Cyprus - 0.6%
Bank of Cyprus Public Co., Ltd.	210,300	840,893
Denmark - 0.1%
D/S Norden A/S	6,129	164,051

Description	Shares	Value
Common Stocks (continued)

Finland - 1.0%
Fortum Oyj	5,200	$104,437
KCI Konecranes Oyj	1,435	21,296
Nokia Oyj (1)	94,630	1,338,439
TietoEnator Oyj	2,012	20,962

		1,485,134
France - 5.6%
Alstom (1)	32,824	1,750,471
BNP Paribas SA (1)	12,185	675,300
Bouygues SA (1)	18,300	754,034
CNP Assurances	1,616	104,101
Compagnie de Saint-Gobain	20,278	816,362
France Telecom SA (1)	41,128	1,061,390
Groupe Eurotunnel SA (2)	2,005	11,878
Nexans SA	1,494	88,126
PPR	6,955	332,226
PSA Peugeot Citroen (1)	28,581	518,378
Sanofi-Aventis	32,774	1,817,956
Thomson	17,266	18,417
UbiSoft Entertainment SA (2)	7,902	182,056

		8,130,695
Germany - 14.5%
Aareal Bank AG	3,094	22,435
Adidas AG (1)	36,227	1,133,180
Allianz SE (1)	7,117	592,695
Demag Cranes AG	1,783	37,697
Deutsche Boerse AG (1)	15,600	1,121,521
Deutsche Lufthansa AG (1)	209,676	2,769,027
E.ON AG (1)	26,117	920,649
Fresenius Medical Care AG	33,100	1,832,427
Fresenius SE	3,200	158,261
GEA Group AG (1)	83,010	1,287,339
Henkel AG & Co., KGaA (1)	42,700	1,212,327
K+S AG	26,300	1,192,223
Kloeckner & Co. SE	8,371	103,651
MAN AG	28,261	1,289,152
MTU Aero Engines Holding AG	1,848	37,442
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe)	13,697	1,870,618
Norddeutsche Affinerie AG	1,666	57,692
Rheinmetall AG	1,098	25,691
RWE AG	24,309	2,050,763
Salzgitter AG	9,640	671,814
SAP AG	29,982	1,030,010
Stada Arzneimittel AG (1)	51,200	1,396,215
ThyssenKrupp AG	5,512	112,686

		20,925,515
Greece - 0.2%
National Bank of Greece SA	15,017	286,801
Hong Kong - 3.9%
China Mobile, Ltd., ADR	16,700	765,361
CNOOC, Ltd.	768,900	629,602
Esprit Holdings, Ltd.	199,300	932,546
Hutchison Whampoa, Ltd.	335,300	1,671,514
Li & Fung, Ltd.	754,300	1,372,901
Pacific Basin Shipping, Ltd.	204,000	85,768
Swire Pacific, Ltd.	28,000	188,417
Vedan International (Holdings), Ltd.	288,000	14,228

		5,660,337
India - 2.2%
Bank of India	33,659	169,526
Gail India, Ltd.	85,349	338,563
Hindustan Unilever, Ltd.	36,862	175,736
Housing Development Finance Corp., Ltd.	31,359	930,941
Punjab National Bank, Ltd.	5,125	45,465
Satyam Computer Services, Ltd.	47,000	598,310
State Bank of India	7,581	165,259
State Bank of India, GDR	13,700	595,401
Tata Steel, Ltd.	27,654	83,235

		3,102,436

Description	Shares	Value
Common Stocks (continued)

Italy - 2.9%
Assicurazioni Generali SpA	18,810	$455,240
Banco Popolare Societa Cooperativa	76,500	702,993
Fondiaria-Sai SpA	2,981	54,359
IFI-Istituto Finanziario Industriale SpA (2)	2,243	13,421
Intesa Sanpaolo (1)	198,800	600,928
Lottomatica SpA (1)	82,220	1,950,597
UniCredit SpA	196,675	452,041

		4,229,579
Japan - 23.0%
77 Bank, Ltd.	8,000	37,836
AISIN SEIKI Co., Ltd.	33,200	438,147
Alpine Electronics, Inc.	3,800	26,707
ARRK Corp.	9,000	12,655
Asahi Glass Co., Ltd.	100,500	565,172
Bank of Kyoto, Ltd.	25,000	252,403
Canon, Inc.	20,550	611,597
Chubu Electric Power Co., Inc.	19,100	525,200
Chugoku Bank, Ltd.	5,000	69,117
Credit Saison Co., Ltd.	96,320	1,286,567
CSK HOLDINGS Corp.	23,000	152,263
DAI NIPPON PRINTING Co., Ltd.	19,000	201,115
DAIHATSU MOTOR Co., Ltd.	55,000	397,279
Daishi Bank, Ltd.	55,000	235,766
DAITO TRUST CONSTRUCTION Co., Ltd.	13,100	557,647
FamilyMart Co., Ltd.	10,400	423,796
Ferrotec Corp.	3,400	32,767
Fuji Heavy Industries, Ltd.	168,000	506,365
FUJI OIL Co., Ltd.	2,500	31,589
FUJI SOFT, Inc.	4,100	79,938
FUJITSU, Ltd.	24,000	104,244
FUTABA INDUSTRIAL Co., Ltd.	3,600	19,154
Gunma Bank, Ltd.	7,000	41,131
HANWA Co., Ltd.	33,000	93,901
HINO MOTORS, Ltd.	58,000	120,922
Hitachi Construction Machinery Co., Ltd.	663,000	3,073,821
Hitachi Software Engineering Co., Ltd.	31,700	463,796
HONDA MOTOR Co., Ltd.	37,400	822,234
Hosiden Corp.	8,200	100,694
Hyakugo Bank, Ltd.	41,000	246,745
INPEX Holdings, Inc.	134	858,367
INUI STEAMSHIP Co., Ltd.	13,700	90,650
ITOCHU Corp.	126,000	638,940
ITOHAM FOODS, Inc.	10,000	37,230
Iyo Bank, Ltd.	7,000	77,066
J-OIL Mills, Inc.	8,000	27,562
JAPAN TOBACCO, Inc.	366	1,343,638
K.K. DaVinci Advisors (2)	182	14,079
KAGOSHIMA BANK, Ltd.	10,000	71,722
KAKEN PHARMACEUTICAL Co., Ltd.	3,000	29,732
Kanto Auto Works, Ltd.	1,500	17,782
KOITO MANUFACTURING Co., Ltd.	14,000	91,806
KONICA MINOLTA HOLDINGS, Inc.	106,600	786,067
KYOKUYO Co., Ltd.	8,000	17,779
LEOPALACE21 Corp.	34,700	326,252
Marubeni Corp.	281,000	985,527
Matsushita Electric Industrial Co., Ltd.	19,000	228,080
Meiji Seika Kaisha, Ltd. (1)	90,000	402,034
Mie Bank, Ltd.	26,000	105,913
MIMASU SEMICONDUCTOR INDUSTRY Co., Ltd.	5,500	55,530
Mitsubishi Materials Corp.	17,000	34,262
Mitsubishi Steel Manufacturing Co., Ltd. (1)	20,000	49,956
MITSUI & Co., Ltd.	197,000	1,750,296
MITSUI MINING Co., Ltd.	18,000	30,177
Mitsui Trust Holdings, Inc.	205,200	769,421
Mizuho Financial Group, Inc.	358	943,112
NEC Corp.	78,000	219,404
Net One Systems Co., Ltd.	26	44,736

Description	Shares	Value
Common Stocks (continued)

Japan (continued)
NICHIREI Corp.	11,000	$45,904
NIKON Corp.	38,500	436,434
Nintendo Co., Ltd.	4,100	1,269,382
Nippon Flour Mills Co., Ltd.	4,000	18,102
NIPPON MEAT PACKERS, Inc.	25,000	313,536
NIPPON OIL Corp.	219,000	822,620
Nippon Paper Group, Inc.	53	176,133
Nippon Soda Co., Ltd.	25,000	75,047
NIPPON TELEGRAPH & TELEPHONE Corp.	295	1,283,794
NIS GROUP Co., Ltd. (2)	45,200	19,515
Nisshin Seifun Group, Inc.	7,500	84,128
Nisshin Steel Co., Ltd.	101,000	147,355
Nitori Co., Ltd.	4,300	306,330
NSD Co., Ltd.	2,600	23,297
Oenon Holdings, Inc.	18,000	43,308
Ogaki Kyoritsu Bank, Ltd.	46,000	192,818
ORIX JREIT, Inc., REIT	7	32,590
PILOT Corp.	53	97,613
PIONEER Corp.	11,847	26,494
Prima Meat Packers, Ltd.	47,000	76,458
Q.P. Corp.	5,400	60,105
ROUND ONE Corp.	76	36,011
San-in Godo Bank, Ltd.	26,000	189,992
Sanken Electric Co., Ltd.	19,000	65,405
Sanyo Special Steel Co., Ltd.	13,000	34,008
Seiko Epson Corp.	30,300	435,568
SEINO HOLDINGS Co., Ltd.	12,000	60,777
Shinsei Bank, Ltd.	196,000	314,103
SKY Perfect JSAT Corp.	271	103,152
Sumikin Bussan Corp.	26,000	56,680
Sumitomo Electric Industries, Ltd.	35,300	266,702
Sumitomo Mitsui Financial Group, Inc.	136	499,013
TOAGOSEI Co., Ltd.	9,000	22,442
Tohoku Electric Power Co., Inc.	2,900	70,329
TOKYO TEKKO Co., Ltd.	4,000	8,437
TOYO SEIKAN KAISHA, Ltd.	16,700	237,301
Toyo Tire & Rubber Co., Ltd.	15,000	32,362
TOYODA GOSEI Co., Ltd.	1,300	16,387
Toyota Motor Corp.	67,900	2,137,328
UNIPRES Corp.	12,000	113,476
West Japan Railway Co.	65	288,711
YAMADA DENKI Co., Ltd.	10,000	519,158
Yamaguchi Financial Group, Inc.	11,000	103,693
YAMATO KOGYO Co., Ltd.	8,600	192,354
YAMAZAKI BAKING Co., Ltd.	10,000	132,898
Yokohama Rubber Co., Ltd.	11,000	54,595

		33,119,533
Luxembourg - 0.4%
Acergy SA	103,681	594,813
Mexico - 0.0%
Grupo Financiero Banorte SAB de CV	1,700	2,711
Netherlands - 1.3%
Aegon NV	53,880	256,329
Draka Holding NV	1,232	11,505
Heineken NV (1)	41,200	1,136,748
Koninklijke Ahold NV	36,070	402,494
Oce NV	10,658	47,171
SNS Reaal	4,100	25,303

		1,879,550
New Zealand - 0.4%
Telecom Corp. of New Zealand, Ltd.	435,000	588,131
Norway - 0.5%
Norske Skogindustrier ASA (1)	81,037	197,410
Yara International ASA (1)	35,200	586,261

		783,671
Poland - 0.2%
KGHM Polska Miedz SA	11,274	110,809
Telekomunikacja Polska SA	15,079	98,844

		209,653

Description	Shares	Value
Common Stocks (continued)

Portugal - 0.6%
Jeronimo Martins, SGPS, SA	173,600	$911,017
Russian Federation - 0.7%
Gazprom	35,800	628,618
LUKOIL, ADR	12,300	401,035

		1,029,653
Singapore - 0.2%
Jardine Cycle & Carriage, Ltd.	33,000	227,189
South Africa - 0.2%
ArcelorMittal South Africa, Ltd.	8,685	74,169
MTN Group, Ltd.	12,940	134,130
Sappi, Ltd.	3,748	13,386

		221,685
South Korea - 2.8%
Dongkuk Steel Mill Co., Ltd.	4,270	67,557
Honam Petrochemical Corp.	1,946	58,521
Hyundai Marine & Fire Insurance Co., Ltd.	10,580	94,743
Industrial Bank of Korea	18,880	89,834
Korea Gas Corp.	1,004	38,598
Korea Kumho Petrochemical Co., Ltd.	3,140	41,380
KT Corp.	22,360	507,397
KT Freetel Co., Ltd.	8,990	174,463
LG Chem, Ltd.	4,599	217,642
LG Display Co., Ltd.	45,790	644,819
LG Electronics, Inc.	6,856	368,620
LG Telecom, Ltd.	620	4,561
POSCO	1,120	258,861
Samsung Electronics Co., Ltd.	3,640	1,203,989
SK Telecom Co., Ltd.	1,991	293,124

		4,064,109
Spain - 2.4%
Banco Santander SA (1)	87,174	716,732
Industria de Diseno Textil SA (Inditex) (1)	24,597	826,105
Mapfre SA	77,869	245,834
Telefonica SA (1)	84,300	1,711,379

		3,500,050
Sweden - 1.5%
Electrolux AB (1)	92,600	789,104
Elekta AB, Class B (1)	77,400	824,076
Industrivarden AB, Class A	2,551	15,887
JM AB	27,600	106,557
NCC AB, Class B	1,200	5,802
Nordea Bank AB (1)	51,600	372,578

		2,114,004
Switzerland - 5.6%
Julius Baer Holding, Ltd. (1)	57,885	1,912,537
Nestle SA (1)	30,507	1,103,653
Nobel Biocare Holding AG (1)	80,255	1,225,931
Novartis AG (1) (2)	68,433	3,199,315
Valiant Holding AG	693	113,930
Zurich Financial Services AG	2,799	548,380

		8,103,746
Taiwan - 1.9%
Chunghwa Telecom Co., Ltd.	436,810	685,952
Compal Electronics, Inc.	111,555	58,031
Hon Hai Precision Industry Co., Ltd. (Foxconn)	195,945	380,602
Pou Chen Corp.	54,000	24,898
Quanta Computer, Inc.	528,000	574,717
Taiwan Business Bank (2)	13,000	2,595
Taiwan Cooperative Bank	133,000	60,948
Taiwan Mobile Co., Ltd.	90,000	133,968
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	105,000	750,749
Tatung Co., Ltd. (2)	228,000	38,601

		2,711,061
Turkey - 0.5%
Akbank TAS	166,340	462,367
Eregli Demir ve Celik Fabrikalari AS	39,475	94,775

Description	Shares or Principal Amount	Value
Common Stocks (continued)

Turkey (continued)
Koc Holding AS	37,375	$60,992
Tupras-Turkiye Petrol Rafinerileri AS	10,375	100,455

		718,589
United Kingdom - 14.9%
3i Group PLC	34,735	221,665
AstraZeneca PLC	96,830	3,661,192
BP PLC	193,900	1,572,814
British American Tobacco PLC	47,060	1,235,560
BT Group PLC	743,532	1,541,476
Drax Group PLC	75,955	717,910
GAME GROUP PLC	50,370	121,760
HSBC Holdings PLC	15,781	172,066
IG Group Holdings PLC	23,605	81,941
Imperial Tobacco Group PLC	80,300	2,009,139
National Grid PLC	217,122	2,261,983
Next PLC	36,574	628,167
Reckitt Benckiser Group PLC	11,900	505,974
Royal Dutch Shell PLC, Class A	115,103	3,054,567
Smith & Nephew PLC	159,100	1,188,485
Stagecoach Group PLC	101,032	273,552
Vodafone Group PLC	966,300	1,891,337
WPP PLC	53,587	299,646

		21,439,234

Total Common Stocks (identified cost $200,755,560)		134,662,003

Depository Notes - 0.1%
Diversified Financial Services - 0.1%
JP Morgan International Derivatives, Ltd., (Series BSKt), 0.000%, 5/4/2012	492,500	143,712

Total Depository Notes (identified cost $194,853)		143,712

Rights - 0.1%
Belgium - 0.1%
Anheuser-Busch InBev NV (2)	8,624	104,052
South Africa - 0.0%
Sappi, Ltd. (2)	1,850	2,712

Total Rights (identified cost $111,246)		106,764

Short-Term Investments - 22.6%

Collateral Pool Investment for Securities on Loan - 18.1% (See Note 2 of the Schedule of Investments)		26,161,018

Repurchase Agreement - 4.5%
Agreement with Fixed Income Clearing Corp., 0.100%, dated 11/28/2008, to be repurchased at $6,428,841 on 12/1/2008, collateralized by a U.S. Government Agency Obligation with a maturity of 7/11/2022, with a market value of $6,566,000 (at amortized cost)	$6,428,787	6,428,787

Total Short-Term Investments (identified cost $32,589,805)		32,589,805

Total Investments - 116.2% (identified cost $233,651,464)		167,502,284
Other Assets and Liabilities - (16.2)%		(23,293,625)

Total Net Assets - 100.0%		$144,208,659

International Stock Fund

Industry Division -

November 30, 2008

(Unaudited)

Industry	Value	% of Total Net Assets
Aerospace/ Defense	$37,442	0.0%
Agriculture	4,588,338	3.2%
Airlines	2,769,028	1.9%
Apparel	2,462,651	1.7%
Automobiles	5,631,894	3.9%
Banks	14,422,658	10.0%
Beverages	1,321,938	0.9%
Biotechnology	740,454	0.5%
Building Materials	1,381,534	1.0%
Chemicals	2,193,744	1.5%
Commercial Services	215,194	0.1%
Computers	1,121,559	0.8%
Distribution/Wholesale	5,125,435	3.6%
Diversified Financial Services	3,457,393	2.4%
Electronics	10,885,941	7.5%
Engineering & Construction	934,135	0.6%
Entertainment	1,950,597	1.4%
Food & Staple Retailing	5,176,287	3.6%
Forest Products & Paper	386,929	0.3%
Health Care	5,229,181	3.6%
Holding Companies	4,046,946	2.8%
Home Furnishings	1,088,803	0.8%
Household Products	1,991,650	1.4%
Insurance	4,917,733	3.4%
Investment Companies	53,482	0.0%
Iron and Steel	2,081,674	1.4%
Leisure Time	36,011	0.0%
Machinery	3,124,306	2.2%
Media	402,798	0.3%
Metals & Mining	804,194	0.6%
Miscellaneous Manufacturing	1,276,535	0.9%
Office & Business Equipment	1,094,336	0.8%
Oil & Gas	9,344,749	6.5%
Packaging & Containers	320,281	0.2%
Pharmaceuticals	10,104,410	7.0%
Real Estate	973,613	0.7%
REITS	457,765	0.3%
Retail	3,181,965	2.2%
Semiconductor Equipment & Products	2,075,672	1.4%
Software	2,377,407	1.6%
Telecommunications	12,408,908	8.6%
Toys	1,269,382	0.9%
Transportation	975,386	0.7%
Venture Capital	221,665	0.2%

Total Common Stocks	134,662,003	93.4%
Depository Notes	143,712	0.1%
Rights	106,764	0.1%
Collateral Pool Investment for Securities on Loan	26,161,018	18.1%
Repurchase Agreement	6,428,787	4.5%

Total Investments	167,502,284	116.2%
Other Assets & Liabilities	(23,293,625)	(16.2)%

Total Net Assets	$144,208,659	100.0%

Short-Term Income Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2008

(Unaudited)

Description	Principal Amount	Value
Asset-Backed Securities - 16.0%

Automobiles - 11.4%
Capital One Auto Finance Trust, Class A3A, (Series 2007-A), 5.250%, 8/15/2011	$1,466,335	$1,406,705
DaimlerChrysler Auto Trust, Class A3A, (Series 2007-A), 5.000%, 2/8/2012	1,600,000	1,505,542
DaimlerChrysler Auto Trust, Class A4, (Series 2006-C), 4.980%, 11/8/2011	2,000,000	1,895,287
Fifth Third Auto Trust, Class A4A, (Series 2008-1), 4.810%, 1/15/2013	1,500,000	1,413,434
Triad Auto Receivables Owner Trust, Class A2A, (Series 2007-B), 5.300%, 10/12/2011	776,372	756,703
USAA Auto Owner Trust, Class A4, (Series 2006-4), 4.980%, 10/15/2012	1,650,000	1,571,434
World Omni Auto Receivables Trust, Class A3, (Series 2007-A), 5.230%, 2/15/2011	1,335,844	1,328,867

		9,877,972
Credit Cards - 3.7%
Chase Issuance Trust, Class A, (Series 2007-A15), 4.960%, 9/17/2012	1,500,000	1,425,278
GE Capital Credit Card Master Note Trust, Class A, (Series 2006-1), 5.080%, 9/15/2012	1,850,000	1,786,152

		3,211,430
Home Equity - 0.2%
Green Tree Home Improvement Loan Trust, Class HEB1, (Series 1998-B), 7.810%, 11/15/2029	210,804	211,283
Other Financial - 0.7%
Countrywide Asset-Backed Certificates, Class A1, (Series 2007-QH2), 1.635%, 4/25/2037 (4) (6) (7)	1,075,157	601,582

Total Asset - Backed Securities (identified cost $14,962,976)		13,902,267

Collateralized Mortgage Obligations - 27.7%

Federal Home Loan Mortgage Corporation - 5.2%
5.250%, 1/15/2034, (Series 3014)	447,186	449,930
5.500%, 7/15/2027, (Series 2572)	1,100,000	1,105,427
5.900%, 11/15/2035, (Series 3061)	1,218,332	1,235,336
6.000%, 3/15/2027, (Series 3207)	1,687,650	1,716,248

		4,506,941
Federal National Mortgage Association - 0.5%
5.000%, 7/25/2033, (Series 2003-63)	414,079	411,677
Government National Mortgage Association - 4.0%
2.866%, 2/16/2020, (Series 2003-48)	377,890	377,437
3.206%, 4/16/2018, (Series 2003-72)	584,111	586,018
3.313%, 4/16/2017, (Series 2002-83)	105,853	106,400
3.590%, 11/16/2017, (Series 2004-78)	433,889	431,127
4.408%, 1/16/2025, (Series 2004-103)	1,000,000	997,372
4.419%, 5/16/2034, (Series 2007-46)	1,000,000	994,622

		3,492,976
Private Sponsor - 18.0%
Banc of America Funding Corp., Class 1A12, (Series 2006-6), 5.750%, 8/25/2036	1,535,761	1,433,372
Banc of America Funding Corp., Class 1A3, (Series 2007-C), 5.758%, 5/20/2036 (4)	1,513,567	1,150,812
Countrywide Alternative Loan Trust, Class 1A2, (Series 2004-J9), 4.586%, 10/25/2034	717,813	667,022
Countrywide Alternative Loan Trust, Class 2A14, (Series 2006-41CB), 6.000%, 1/25/2037	650,723	585,050
Countrywide Home Loans, Class 2A2A, (Series 2006-HYB1), 5.530%, 3/20/2036 (4)	808,504	672,088
CS First Boston Mortgage Securities Corp., Class 1A3, (Series 2003-11), 4.500%, 6/25/2033	145,090	143,777
GMAC Mortgage Corporation Loan Trust, Class 2A2, (Series 2006-AR2), 5.733%, 5/19/2036 (4)	1,055,201	497,102
GSR Mortgage Loan Trust, Class 2A2, (Series 2005-AR5), 5.171%, 10/25/2035 (4)	1,024,302	663,621
JP Morgan Alternative Loan Trust, Class 2A4, (Series 2006-A5), 5.850%, 10/25/2036 (4)	2,000,000	1,115,944
JP Morgan Mortgage Trust, Class 2A2, (Series 2005-S3), 5.500%, 1/25/2021	906,662	742,361
JP Morgan Mortgage Trust, Class 3A1, (Series 2007-A2), 5.849%, 4/25/2037 (4)	1,082,720	862,805
Master Adjustable Rate Mortgages Trust, Class 3A4, (Series 2004-13), 3.787%, 11/21/2034 (4)	744,058	718,704
PHH Alternative Mortgage Trust, Class 1A1, (Series 2007-2), 1.505%, 5/25/2037 (4)	816,562	694,262
Residential Funding Mortgage Securities, Class 2A2, (Series 2006-SA3), 5.945%, 9/25/2036 (4)	1,125,908	842,012

Description	Principal Amount	Value
Collateralized Mortgage Obligations (continued)
Private Sponsor (continued)
Washington Mutual, Class A2, (Series 2005-AR5), 4.678%, 5/25/2035 (4)	$409,344	$403,684
Washington Mutual, Class A4, (Series 2004-AR7), 3.939%, 7/25/2034 (4)	3,000,000	2,924,124
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR7), 5.606%, 5/25/2036 (4)	1,146,166	829,105
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR8), 5.240%, 4/25/2036 (4)	858,405	620,231

		15,566,076
Total Collateralized Mortgage Obligations (identified cost $27,574,048)		23,977,670

Commercial Mortgage Securities - 12.4%

Private Sponsor - 12.4%
Banc of America Commercial Mortgage, Inc., Class A1, (Series 2007-5), 5.175%, 2/10/2051	1,347,333	1,144,584
Commercial Mortgage Loan Trust, Class A1, (Series 2008-LS1), 5.935%, 5/10/2012	1,137,597	1,026,075
Commercial Mortgage Pass-Through Certificate, Class A2A, (Series 2006-C8), 5.219%, 12/10/2046	1,250,000	1,034,416
Commercial Mortgage Pass-Through Certificate, Class A3, (Series 2004-LB3A), 5.090%, 7/10/2037	1,250,000	1,133,558
JP Morgan Chase Commercial Mortgage Securities Corp., Class A1, (Series 2004-C1), 3.053%, 1/15/2038	373,227	359,393
JP Morgan Chase Commercial Mortgage Securities Corp., Class A1, (Series 2006-CB16), 5.338%, 5/12/2045	992,103	899,875
JP Morgan Chase Commercial Mortgage Securities Corp., Class A1, (Series 2007-LD12), 5.738%, 2/15/2051	1,356,562	1,214,938
LB-UBS Commercial Mortgage Trust, Class A1, (Series 2006-C6), 5.230%, 9/15/2039	1,128,406	1,010,625
LB-UBS Commercial Mortgage Trust, Class A1, (Series 2007-C6), 5.569%, 7/15/2040	1,164,847	985,374
Lehman Brothers Commercial Mortgage Trust, Class A1, (Series 2007-LLFA), 1.723%, 6/15/2022 (4) (6) (7)	1,567,144	1,010,861
Morgan Stanley Capital, Inc., Class A1, (Series 2007-IQ16), 5.320%, 12/12/2049	1,147,044	950,872

Total Commercial Mortgage Securities (identified cost $12,674,484)		10,770,571

Corporate Bonds & Notes - 12.8%

Banks - 5.0%
Bank of America Corp., 4.500%, 8/1/2010	1,500,000	1,490,047
JP Morgan Chase & Co., 4.600%, 1/17/2011	1,500,000	1,462,478
Morgan Stanley, 5.050%, 1/21/2011	1,500,000	1,417,611

		4,370,136

Diversified Financial Services - 2.6%
Lehman Brothers Holdings, 5.000%, 1/14/2011 (12)	1,100,000	115,500
Merrill Lynch & Co., 6.050%, 8/15/2012	1,350,000	1,282,643
Residential Capital LLC, Note, 8.500%, 5/15/2010 (1)(6)(7)	1,350,000	398,250
SLM Corp., Note, 4.000%, 1/15/2009	450,000	440,357

		2,236,750

Insurance - 2.0%
HSB Capital I, Company Guarantee, (Series B), 5.663%, 7/15/2027 (4)	2,430,000	1,758,380
Media - 1.1%
Time Warner Cable, Inc., 5.400%, 7/2/2012	1,000,000	916,657
Real Estate - 1.0%
Duke Realty, 7.750%, 11/15/2009	935,000	870,881
Real Estate Investment Trusts - 1.1%
Vornado Realty, 4.500%, 8/15/2009	1,000,000	952,630

Total Corporate Bonds & Notes (identified cost $14,100,984)		11,105,434

Municipals - 1.2%

Wisconsin - 1.2%
Wisconsin Health and Educational Facilities Authority, Froedtert & Community Health, Inc.
Obligated Group, Revenue Bonds, (Series 2005 C). 6.500%, (Ambac Ins.), 4/1/2035 AA/Baa1 (4)	1,000,000	1,000,000

Total Municipals (identified cost $1,000,000)		1,000,000

Description	Shares or Principal Amount	Value
Mutual Funds - 7.3%
Eaton Vance Institutional Senior Loan Fund	591,340	$3,808,211
Fidelity Floating Rate High Income Fund	334,030	2,525,264

Total Mutual Funds (identified cost $8,570,477)		6,333,475

U.S. Government & U.S. Government Agency Obligations - 11.2%

Federal Home Loan Mortgage Corporation - 7.7%
5.250%, 2/24/2011	$4,500,000	4,535,577
5.500%, 8/20/2012 (1)	2,000,000	2,172,956

		6,708,533
Federal National Mortgage Association - 3.5%
4.200%, 6/8/2009 (1)	3,000,000	3,044,493

Total U.S. Government & U.S. Government Agency Obligations (identified cost $9,502,299)		9,753,026

U.S. Government Agency - Mortgage Securities - 7.6%

Federal Home Loan Mortgage Corporation - 0.0%
9.000%, 7/1/2014	2,508	2,518
11.000%, 8/1/2019	9,831	10,246

		12,764
Federal National Mortgage Association - 6.4%
6.000%, 12/11/2038 (5)	5,000,000	5,111,720
7.000%, 12/1/2015	102,597	107,053
7.500%, 9/1/2015	146,923	153,696
9.000%, 7/1/2009	279	282
9.500%, 12/1/2024	54,505	60,236
9.500%, 1/1/2025	37,458	41,396
9.500%, 1/1/2025	29,574	32,716
10.000%, 7/1/2020	37,166	44,209
11.000%, 12/1/2015	39,441	41,555

		5,592,863
Government National Mortgage Association - 1.2%
7.500%, 8/15/2037 (1)	926,376	964,758
9.000%, 12/15/2019	48,249	52,414

		1,017,172
Total U.S. Government Agency - Mortgage Securities (identified cost $6,488,540)		6,622,799
Short-Term Investments - 17.0%

Collateral Pool Investment for Securities on Loan - 8.0% (See Note 2 of the Schedule of Investments)		6,907,450
Federal Home Loan Bank - 0.5%
2.873%, 3/27/2009 (3) (11)	400,000	396,297
Repurchase Agreement - 8.5%
Agreement with Morgan Stanley & Co., Inc., 0.200%, dated 11/28/2008 to be repurchased at $7,484,125 on 12/1/2008, collaterized by a U.S. Government Agency Obligation with a maturity of 7/13/2009, with a market value of $7,633,715 (at amortized cost)	7,484,001	7,484,001

Total Short-Term Investments (identified cost $14,787,748)		14,787,748

Total Investments - 113.2% (identified cost $109,661,556)		98,252,990
Other Assets and Liabilities - (13.2)%		(11,447,156)

Total Net Assets - 100.0%		$86,805,834

Short-Intermediate Bond Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2008

(Unaudited)

Description	Principal Amount	Value
Asset-Backed Securities - 2.0%

Credit Cards - 1.8%
Chase Issuance Trust, Class A, (Series 2007-A15), 4.960%, 9/17/2012	$4,000,000	$3,800,740

Home Equity - 0.2%
Green Tree Home Improvement Loan Trust, Class HEB1, (Series 1998-B), 7.810%, 11/15/2029	491,876	492,994

Total Asset - Backed Securities (identified cost $4,492,594)		4,293,734

Collateralized Mortgage Obligations - 23.3%

Federal Home Loan Mortgage Corporation - 1.3%
5.000%, 10/15/2029, (Series 2745-AY)	605,000	595,601
5.500%, 10/15/2035, (Series 3058-WC)	2,113,913	2,121,359

		2,716,960

Federal National Mortgage Association - 0.6%
5.500%, 11/25/2035, (Series 2005-100-DA)	1,207,279	1,237,861
Private Sponsor - 21.4%
Banc of America Funding Corp., Class 1A3, (Series 2007-C), 5.758%, 5/20/2036 (4)	7,363,299	5,598,545
Chase Mortgage Finance Corp., Class 7A1, (Series 2007-A2), 5.886%, 7/25/2037 (4)	3,230,897	2,462,099
Countrywide Alternative Loan Trust, Class 2A14, (Series 2006-41CB), 6.000%, 1/25/2037	2,602,892	2,340,198
CS First Boston Mortgage Securities Corp., Class 1A3, (Series 2003-11), 4.500%, 6/25/2033	650,003	644,119
GSR Mortgage Loan Trust, Class 2A8, (Series 2005-5F), 5.500%, 6/25/2035	4,000,000	2,991,840
JP Morgan Alternative Loan Trust, Class 12A1, (Series 2007-A2), 1.595%, 6/25/2037 (4)	6,502,501	2,392,101
JP Morgan Mortgage Trust, Class 2A1, (Series 2006-A3), 5.622%, 5/25/2036 (4)	3,858,600	2,734,042
JP Morgan Mortgage Trust, Class 2A1, (Series 2007-A2), 5.695%, 4/25/2037 (4)	5,276,271	3,918,174
JP Morgan Mortgage Trust, Class 3A3, (Series 2007-A4), 5.882%, 6/25/2037 (4)	6,849,873	5,221,822
JP Morgan Mortgage Trust, Class 4A1, (Series 2007-A2), 6.040%, 4/25/2037 (4)	5,470,694	3,769,467
JP Morgan Mortgage Trust, Class 4A1M, (Series 2007-A2), 5.790%, 4/25/2037 (4)	7,033,749	4,827,607
PHH Alternative Mortgage Trust, Class 1A1, (Series 2007-2), 1.505%, 5/25/2037 (4)	3,378,878	2,872,807
Residential Accredit Loans, Inc., Class A5, (Series 2003-QR24), 4.000%, 7/25/2033	1,931,095	1,373,879
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR7), 5.606%, 5/25/2036 (4)	2,865,414	2,072,763
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR8), 5.240%, 4/25/2036 (4)	2,861,350	2,067,437

		45,286,900

Total Collateralized Mortgage Obligations (identified cost $67,025,624)		49,241,721

Commercial Mortgage Securities - 16.7%

Private Sponsor - 16.7%
Bear Stearns Commercial Mortgage Securities, Class AM, (Series 2007-PW17), 5.915%, 6/11/2050 (4)	4,000,000	1,778,600
Citigroup Commercial Mortgage Trust, Class A2B, (Series 2008-C7), 6.299%, 12/10/2049 (4)	4,000,000	3,154,536
Citigroup Commercial Mortgage Trust, Class A4, (Series 2007-C6), 5.889%, 12/10/2049 (4)	3,000,000	1,957,470
Citigroup/Deutsche Bank Commercial Mortgage Trust, Class A4, (Series 2007-CD5), 5.886%, 11/15/2044 (4)	3,100,000	2,020,403
Credit Suisse Mortgage Capital Certificates, Class AM, (Series 2007-C5), 5.869%, 9/15/2040 (4)	6,000,000	2,657,154
Greenwich Capital Commercial Funding Corp., Class AM, (Series 2007-GG11), 5.867%, 12/10/2049 (4)	7,000,000	3,092,110
JP Morgan Chase Commercial Mortgage Securities Corp., Class A1, (Series 2007-FL1A), 1.798%, 7/15/2019 (4)(6)(7)	3,533,100	2,286,538
Lehman Brothers Commercial Mortgage Trust, Class A1, (Series 2007-LLFA), 1.723%, 6/15/2022 (4)(6)(7)	5,485,005	3,538,015
Merrill Lynch/Countrywide Commercial Mortgage Trust, Class A4, (Series 2007-9), 5.700%, 9/12/2049	6,000,000	3,862,050
Merrill Lynch/Countrywide Commercial Mortgage Trust, Class AM, (Series 2006-3), 5.456%, 7/12/2046 (4)	2,000,000	929,324
Morgan Stanley Capital, Class A2A, (Series 2005-HQ6), 4.882%, 8/13/2042	6,675,000	6,024,047
Wachovia Bank Commercial Mortgage Trust, Class AM, (Series 2006-C27), 5.795%, 7/15/2045 (4)	4,000,000	1,932,748
Wachovia Bank Commercial Mortgage Trust, Class AM, (Series 2007-C34), 5.818%, 5/15/2046 (4)	5,000,000	2,187,990

Total Commercial Mortgage Securities (identified cost $56,250,558)		35,420,985

Description	Principal Amount	Value
Corporate Bonds & Notes - 45.5%

Banks - 10.2%
Bank of America Corp., 5.650%, 5/1/2018	$3,000,000	$2,785,683
Bank of America Corp., 8.125%, 12/29/2049 (4)	4,000,000	2,815,880
NationsBank Corp., Sub. Note, 7.800%, 9/15/2016	2,000,000	1,976,372
Northern Rock PLC, Sub. Note, (Series 144A), 6.594%, 6/29/2049 (4)(6)(7)	5,000,000	1,931,250
Royal Bank of Scotland Group PLC, (Series 144A), 6.990%, 10/29/2049 (4)(6)(7)	3,000,000	1,656,342
UBS Preferred Funding Trust I, 8.622%, 10/29/2049 (4)	7,000,000	5,291,713
Wachovia Corp., 5.750%, 2/1/2018 (1)	2,000,000	1,805,602
Wells Fargo Capital XIII, (Series GMTN), 7.700%, 12/29/2049 (4)	4,000,000	3,247,716

		21,510,558
Building Materials - 2.8%
CRH America, Inc., 6.000%, 9/30/2016	4,000,000	2,693,856
CRH America, Inc., Note, 6.950%, 3/15/2012	4,000,000	3,326,880

		6,020,736
Diversified Financial Services - 12.6%
American General Finance Corp., Note, (Series G), 5.375%, 10/1/2012	2,500,000	1,031,797
American Honda Finance Corp., (Series 144A), 6.700%, 10/1/2013 (6)	3,000,000	2,989,362
Bear Stearns Co., Inc., 5.350%, 2/1/2012	5,000,000	4,846,235
BP Capital Markets PLC, 5.250%, 11/7/2013	3,000,000	3,012,654
Citigroup, Inc., 5.300%, 10/17/2012	4,000,000	3,654,076
Citigroup, Inc., 8.400%, 4/29/2049 (4)	2,000,000	1,183,400
Countrywide Financial Corp., (Series MTN), 5.800%, 6/7/2012	5,000,000	4,750,095
Lehman Brothers Holdings, (Series MTN), 6.000%, 7/19/2012 (12)	4,000,000	420,000
National Rural Utilities Cooperative Finance Corp., 10.375%, 11/1/2018 (1)	2,000,000	2,131,734
Residential Capital LLC, 9.625%, 5/15/2015 (6)(7)	3,200,000	344,000
SLM Corp., (Series MTNA), 3.675%, 7/27/2009 (4)	2,500,000	2,309,950

		26,673,303
Insurance - 6.6%
GE Global Insurance Holding, Note, 7.500%, 6/15/2010	4,825,000	4,781,787
Genworth Life Institutional Funding Trust, (Series MTN), 5.875%, 5/3/2013 (6)(7)	4,000,000	2,670,292
HSB Capital I, Company Guarantee, (Series B), 5.663%, 7/15/2027 (4)	4,000,000	2,894,452
Progressive Corp., 6.700%, 6/15/2037 (4)	7,000,000	3,723,643

		14,070,174
Iron & Steel - 0.7%
ArcelorMittal, 5.375%, 6/1/2013	2,000,000	1,440,302
Media - 6.7%
Comcast Corp., 4.950%, 6/15/2016	6,000,000	4,937,838
Thomson Reuters Corp., 6.500%, 7/15/2018 (1)	2,000,000	1,832,590
Time Warner Cable, Inc., 5.400%, 7/2/2012	5,000,000	4,583,285
Time Warner Cable, Inc., 6.200%, 7/1/2013 (1)	3,000,000	2,755,590

		14,109,303
Oil & Gas - 0.9%
XTO Energy, Inc., 5.750%, 12/15/2013	2,000,000	1,881,948
Real Estate Investment Trusts - 1.0%
iStar Financial, Inc., 5.850%, 3/15/2017 (1)	6,000,000	2,222,688
Telecommunications - 4.0%
AT&T, Inc., 5.500%, 2/1/2018	2,000,000	1,727,492
Deutsche Telekom International Finance, 5.875%, 8/20/2013	2,000,000	1,808,076
Rogers Communications, 6.800%, 8/15/2018	2,000,000	1,795,210
Verizon Wireless, (Series 144A), 8.500%, 11/15/2018 (1)(6)	3,000,000	3,031,995

		8,362,773

Total Corporate Bonds & Notes (identified cost $129,143,534)		96,291,785

U.S. Government Agency - Mortgage Securities - 37.6%

Federal Home Loan Mortgage Corporation - 2.1%
5.500%, 10/1/2021	1,844,752	1,874,936
6.000%, 10/1/2021	2,103,607	2,145,961
7.500%, 2/1/2031	318,082	337,391
7.500%, 6/1/2031	101,568	107,596

		4,465,884

Description	Principal Amount	Value
U.S. Government Agency - Mortgage Securities (continued)

Federal National Mortgage Association - 35.3%
5.500%, 11/1/2018	$7,132,654	$7,296,162
5.500%, 12/11/2038 (5)	30,000,000	30,501,570
6.000%, 12/11/2038 (5)	35,000,000	35,782,040
6.500%, 10/1/2031	677,505	702,284
7.000%, 12/1/2015	379,892	396,390

		74,678,446
Government National Mortgage Association - 0.2%
7.000%, 3/15/2032	288,831	297,798

Total U.S. Government Agency - Mortgage Securities (identified cost $77,407,302)		79,442,128

Short-Term Investments - 9.3%

Collateral Pool Investment for Securities on Loan - 4.9% (See Note 2 of the Schedule of Investments)		10,378,989

Repurchase Agreement - 4.4%
Agreement with Morgan Stanley & Co., Inc., 0.200%, dated 11/28/2008, to be repurchased at $9,370,996 on 12/1/2008, collateralized by a U.S. Government Agency Obligation with a maturity of 5/29/2013, with a market value of $9,559,142 (at amortized cost)	9,370,840	9,370,840

Total Short-Term Investments (identified cost $19,749,829)		19,749,829

Total Investments - 134.4% (identified cost $354,069,441)		284,440,182
Other Assets and Liabilities - (34.4)%		(72,845,443)

Total Net Assets - 100.0%		$211,594,739

Intermediate Tax-Free Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2008

(Unaudited)

Description/Credit Rating (8)	Principal Amount	Value
Municipals - 93.8%

Alabama - 0.1%
Jefferson County, AL, Limited Obligation School Warrants, (Series 2000), 5.500%, (FSA Insurance Corp.), 2/15/2020 AAA/Aa3; Call Date 2/15/2010	$100,000	$83,443
Jefferson County, AL, Limited Obligation School Warrants, (Series 2004 A), 5.250%, 1/1/2016 BBB/B3; Call Date 1/1/2014	50,000	27,535

		110,978

Alaska - 1.3%
Alaska Housing Finance Corporation, (Series 1997 A-1), Mortgage Revenue Bonds, 5.350%, (MBIA Insurance Corp.), 12/1/2013 AAA/Aaa; Call Date 12/1/2009	365,000	353,941
Alaska Industrial Development and Export Authority, Greater Fairbanks Community Hospital Foundation Project, Revenue Bonds, (Series 2004 B), 1.480% (BMA + 45Bps), (FSA Insurance Corp.), 4/1/2034 AAA/Aa3; Optional Put 4/1/2009	1,000,000	860,120

		1,214,061

Arizona - 3.9%
Gila County, AZ, Payson Unified School District No. 10, GO UT School Improvement Bonds, (Series 2008 B), 3.000%, 7/1/2019 NR/A2; Call Date 7/1/2018	500,000	468,830
Gila County, AZ, Payson Unified School District No. 10, GO UT School Improvement Bonds, (Series 2008 B), 3.000%, 7/1/2020 NR/A2; Call Date 7/1/2018	600,000	557,112
Maricopa County, AZ, Industrial Development Authority, Catholic Healthcare West Project, (Series 1998 A), Health Facility Revenue Bonds, 5.000%, 7/1/2016 A/A2; Call Date 7/1/2009	90,000	85,165
Maricopa County, AZ, School District No. 28 Kyrene Elementary, (Series 2001 A), GO UT, 5.000%, (MBIA Insurance Corp.), 7/1/2013 NR/Aa2	125,000	135,060
Maricopa County, AZ, School District No. 8 Osborn Elementary, School Improvement GO UT Bonds, (Series 2008 B), 6.000%, 7/1/2024 A/NR; Call Date 7/1/2016	300,000	302,592
Maricopa County, AZ, Sun Health Corporation Hospital Revenue Bonds, (Series 2005), 5.000%, 4/1/2016 NR/NR; Call Date 4/1/2015	300,000	329,256
Phoenix, AZ, Civic Improvement Corporation, Civic Plaza Expansion Project, State of Arizona Distribution Revenue Bonds, (Series 2005 B), 0.000%, (FGIC), 7/1/2041 AA/A1	1,160,000	783,290
Phoenix, AZ, Civic Improvement Corporation, Jr. Lien Water System Revenue Refunding Construction Bonds, 5.250%, (FGIC), 7/1/2016 AAA/Aa3	210,000	230,315
Pima County, AZ, Industrial Development Authority, Valley Academy Project, Education Revenue Bonds, (Series 2008), 6.375%, 7/1/2028 NR/Baa3; Call Date 7/1/2018	335,000	270,613
Vistancia Community Facilities District, AZ, Peoria, (Series 2005), GO UT Bonds, 5.500%, 7/15/2020 NR/Baa1; Call Date 7/15/2015	500,000	429,220

		3,591,453

Arkansas - 0.1%
City of North Little Rock, AR, Health Facilities Board, Baptist Health, Healthcare Revenue Bonds, 5.000%, (Series 2005), (CIFG), 12/1/2015, A+/NR	50,000	53,056

California - 9.4%
ABC Unified School District, CA, Los Angeles County, (Series 2003 A), GO UT Refunding Bonds, 5.000%, (MBIA Insurance Corp.), 2/1/2021 AA/Baa1	500,000	451,780
California Pollution Control Financing Authority, USA Waste Services, Inc. Project, Solid Waste Disposal Refunding Revenue Bonds, (Series 1998 A), (AMT), 4.500%, 6/1/2018 BBB/NR; Mandatory Tender 6/1/2010 (9)	500,000	498,145
California Pollution Control Financing Authority, USA Waste Services, Inc. Project, Solid Waste Disposal Refunding Revenue Bonds, (Series 1998 B), (AMT), 4.000%, 6/1/2018 BBB/NR; Mandatory Tender 6/1/2010 (9)	500,000	498,135
California Statewide Communities Development Authority, Revenue Bonds, John Muir Health, (Series 2006 A), 5.000%, 8/15/2021 A+/A1; Call Date 8/15/2016	80,000	72,974
City of Palm Springs, CA, Palm Springs Regional Airport Financing Authority, Passenger Facility Charge Revenue Bonds, (Series 1988), (AMT), 5.125%, (FSA Insurance Corp.), 1/1/2018, AAA/Aa3; Call Date 1/1/2009 (9)	25,000	24,687
East Side Union High School District, CA, Santa Clara County, GO UT Election Bonds, (Series 2002 G), 0.000%, (FSA Insurance Corp.), 8/1/2029 AAA/Aa3	570,000	154,339
Fresno Unified School District, CA, Fresno County, (Series 1999 C), GO UT Refunding Bonds, 5.800%, (MBIA Insurance Corp.), 2/1/2014 AA/Baa1	125,000	133,946
Fresno Unified School District, CA, Fresno County, (Series 2002 A), GO UT Refunding Bonds, 5.300%, (MBIA Insurance Corp.), 2/1/2014 AA/Baa1	290,000	304,097

Description/Credit Rating (8)	Principal Amount	Value
Municipals (continued)

California (continued)
Fresno Unified School District, CA, Fresno County, (Series 2002 A), GO UT Refunding Bonds, 6.000%, (MBIA Insurance Corp.), 8/1/2026 AA/Baa1	$1,400,000	$1,417,961
Fresno Unified School District, CA, Fresno County, (Series 2004 B), GO UT Refunding Bonds, 4.600%, (MBIA Insurance Corp.), 2/1/2016 AA/Baa1	25,000	24,893
Grant Joint Union High School District, CA, School Facilities Financing Authority, General Obligation Revenue Bonds, (Series 2008 A), 0.000%, (FSA Insurance Corp.), 8/1/2025 NR/Aa3	1,510,000	534,616
Oxnard School District, CA, Ventura County, (Series 2001 A), GO UT Refunding Bonds, 5.750%, (MBIA Insurance Corp.), 8/1/2022 AA/Baa1; Call Date 2/1/2022	415,000	413,643
Pleasant Valley School District, CA, Ventura County, GO UT Refunding Bonds, (Series 2002 A), 5.850%, (MBIA Insurance Corp.), 2/1/2020 AA/Baa1	50,000	50,857
Pomona Unified School District, CA, Los Angeles County, GO UT Bonds, (Series 2000 A), 6.300%, (MBIA Insurance Corp.), 2/1/2016 AA/Baa1	50,000	54,307
Pomona Unified School District, CA, Los Angeles County, GO UT Bonds, (Series 2000 A), 6.550%, (MBIA Insurance Corp.), 8/1/2029 AA/Baa1	200,000	205,442
Richmond Joint Powers Financing Authority, CA, Refunding and Civic Center Project, Lease Revenue Bonds, (Series 2007), 4.125%, (Ambac Ins.), 8/1/2037 AA/Baa1	650,000	650,493
San Francisco City and County, CA, Laguna Honda Hospital, GO UT Bonds, (Series 2008 R-3), 4.625%, 6/15/2030 AA/Aa2; Call Date 6/15/2015	350,000	286,857
Sierra View Local Health Care District Revenue Bonds, 4.700%, 7/1/2016 NR/NR	250,000	234,215
Sierra View Local Health Care District Revenue Bonds, 5.250%, 7/1/2022 NR/NR; Call Date 7/1/2017	1,000,000	887,759
Sierra View Local Health Care District Revenue Bonds, 5.250%, 7/1/2023 NR/NR; Call Date 7/1/2017	250,000	220,135
Sweetwater Union High School District, CA, San Diego County, (Series 2005), Refinancing Certificates of Participation, 4.000%, (MBIA Insurance Corp.), 9/1/2016 AA/Baa1; Call Date 9/1/2015	50,000	47,529
Vallejo City Unified School District, CA, Solano County, (Series 2002 A), GO UT Refunding Bonds, 5.900%, (MBIA Insurance Corp.), 8/1/2018 AA/Baa1	350,000	329,553
Vallejo City Unified School District, CA, Solano County, GO UT Bonds, (Series 2002 A), 5.000%, (MBIA Insurance Corp.), 2/1/2013 AA/Baa1	100,000	99,216
Vallejo City Unified School District, CA, Solano County, GO UT Bonds, (Series 2002 A), 5.400%, (MBIA Insurance Corp.), 2/1/2015 AA/Baa1	275,000	267,135
Vallejo City Unified School District, CA, Solano County, GO UT Bonds, (Series 2002 A), 5.900%, (MBIA Insurance Corp.), 2/1/2017 AA/Baa1	60,000	57,656
Vallejo City Unified School District, CA, Solano County, GO UT Bonds, (Series 2002 A), 5.900%, (MBIA Insurance Corp.), 2/1/2018 AA/Baa1	50,000	47,168
Vallejo City Unified School District, CA, Solano County, GO UT Bonds, (Series 2002 A), 5.900%, (MBIA Insurance Corp.), 8/1/2025 AA/Baa1	725,000	631,939
Wiseburn School District, CA, Los Angeles County, 2007 Election GO UT Bonds, (Series 2008 A), 4.000%, (Assured Guaranty Corp.), 8/1/2017 AAA/Aa2	85,000	84,750

		8,684,227

Colorado - 4.8%
Broomfield, CO, Interlocken Consolidated Metropolitan District, General Obligation Refunding and Improvement Bonds, (Series 1999 B), 5.750%, (Asset Guaranty Insurance Company), 12/15/2019 BBB+/NR; Call Date 12/15/2009	500,000	459,194
Colorado Educational and Cultural Facilities Authority, Cherry Creek Academy Project, Charter School Refunding Revenue Bonds, (Series 2001), 6.000%, 4/1/2021 NR/Baa2; Call Date 4/1/2011	225,000	195,676
Colorado Health Facilities Authority, Longmont United Hospital Project, (Series 2003), Revenue Refunding Bonds, 4.500%, (ACA Insurance Corp.), 12/1/2016 BBB-/Baa2	100,000	81,417
El Paso County, CO, Lease and Sublease Agreement With El Paso County Facilities Corp., Detention Facility Project, Certificates of Participation, (Series 2002 B), 5.375%, (Ambac Ins.), 12/1/2019 AA-/Baa1; Call Date 12/1/2012	75,000	75,575
El Paso County, CO, School District No. 49 Falcon, GO UT, (Series 2002), 5.750%, (FGIC State Aid Withholding), 12/1/2013 AA-/Aa3; (Prerefunded 12/1/2011)	1,875,000	2,068,593
El Paso County, CO, Woodmen Road Metropolitan District, GO UT Bonds, (Series 2008 B), 5.250%, (FSA Insurance Corp.), 12/1/2027 AAA/Aa3; Call Date 12/1/2018 (5)	450,000	426,686
Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, (Series 2008), 5.750%, (Merrill Lynch & Co., Inc.), 11/15/2018 A/A2	500,000	436,140
Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, (Series 2008), 6.125%, (Merrill Lynch & Co., Inc.), 11/15/2023 A/A2	500,000	420,305
State of Colorado, Higher Education Capital Construction Lease Purchase Financing Program, Certificates of Participation, (Series 2008), 5.500%, 11/1/2027, AA-/Aa3; Call Date 11/1/2018	250,000	243,118

		4,406,704

Connecticut - 2.2%
State of Connecticut Health and Educational Facilities Authority, Waterbury Hospital Issue Revenue Bonds, (Series C), 6.125%, (Radian Ins.), 7/1/2014 BBB+/NR; Call Date 7/1/2009	100,000	101,588

Description/Credit Rating (8)	Principal Amount	Value
Municipals (continued)

Connecticut (continued)
State of Connecticut, Transportation Infrastructure Purposes, Second Lien Special Tax Obligation Refunding Bonds, (Series 1 2008), 4.250%, 2/1/2015, AA/A1	$1,900,000	$1,966,557

		2,068,145

Florida - 10.3%
Citizens Property Insurance Corporation, FL, High-Risk Account, Senior Secured Notes, (Series 2008 A-1), 5.000%, 6/1/2011 A+/A2	650,000	667,303
City of Fort Pierce, FL, Capital Improvement Revenue Refunding Bonds, (Series 2008 A), 5.875%, (Assured Guaranty Corp.), 9/1/2028 AAA/Aa2; Call Date 9/1/2018	500,000	513,950
City of Gulf Breeze, FL, Local Government Loan Program, Floating Rate Demand Revenue Bonds, (Series 1985 E), 5.000%, (LOC-Dexia Credit Local), 12/1/2020 NR/Aa3e, Prerefunded 12/1/2009 @100	450,000	450,000
City of Gulf Breeze, FL, Local Government Loan Program, Floating Rate Demand Revenue Bonds, (Series 1985 F), 5.000%, (LOC-Dexia Credit Local), 12/1/2020 NR/Aa3e, Prerefunded 12/1/2009 @100 (5)	500,000	500,000
City of Orlando, FL, Greater Orlando Aviation Authority, Airport Facilities Refunding Revenue Bonds, (Series 2007 A), (AMT), 5.000%, (FSA Insurance Corp.), 10/1/2019 AAA/Aa3; Call Date 10/1/2017 (9)	500,000	416,625
City of Port St. Lucie, FL, Master Lease Project, Municipal Complex Project, Refunding Certifications of Participation, (Series 2008), 6.250%, (Assured Guaranty Corp.), 9/1/2027 AAA/Aa2; Call Date 9/1/2018	500,000	504,295
Florida Municipal Power Agency, Stanton Project, Refunding Revenue Bonds, (Series 2008), 5.500%, 10/1/2019 NR/A1e	250,000	250,180
Hillsborough County, FL, Industrial Development Authority, Tampa Electric Company Project, Pollution Control Revenue Refunding Bonds, (Series 2006), 5.000%, (Ambac Ins.), 12/1/2034 A/Baa1	650,000	658,782
Hillsborough County, FL, Industrial Development Authority, Tampa Electric Company Project, Pollution Control Revenue Refunding Bonds, (Series 2007 A), 5.650%, 5/15/2018 BBB-/Baa2	500,000	465,975
Hurricane Catastrophe Fund Finance Corporation, FL, Revenue Bonds, (Series 2008 A), 5.000%, 7/1/2013 AA-/Aa3	500,000	506,505
Hurricane Catastrophe Fund Finance Corporation, FL, Revenue Bonds, (Series 2008 A), 5.000%, 7/1/2014 AA-/Aa3	800,000	807,328
Miami-Dade County, FL, Water and Sewer System Revenue Refunding Bonds, (Series 2008 C), 6.000%, (BHAC), 10/1/2023 AAA/Aaa; Call Date 10/1/2018 (5)	1,000,000	1,053,000
Orange County, FL, Health Facilities Authority, Orlando Regional Healthcare System, Hospital Revenue Bonds, (Series 2008 C), 5.250%, 10/1/2035 A/A2; Call Date 10/1/2018	300,000	224,034
Putnam County, FL, Development Authority, Pollution Control Revenue Refunding Bonds, Seminole Electric Cooperative, Inc. Project, (Series 2007 B), 5.350%, (Ambac Ins.), 3/15/2042 A/Baa1; Mandatory Put 5/1/2018	445,000	425,749
State of Florida Board of Education, Lottery Revenue Bonds, (Series 2002 A), 5.000%, (FGIC), 7/1/2019 AAA/A2; Call Date 7/1/2012	2,000,000	2,017,819

		9,461,545

Georgia - 1.8%
Georgia Municipal Electric Authority, Project One Subordinated Revenue Bonds, (Series 1998 A), 5.250%, (MBIA Insurance Corp.), 1/1/2014 AA/A2	1,000,000	1,061,140
Main Street Natural Gas, Inc., GA, Gas Project Revenue Bonds, (Series 2008 A), 6.000%, 7/15/2022 D/Caa3	750,000	127,500
South Georgia Governmental Services Authority, Telecommunications/Cable Systems Projects, Revenue Bonds, (Series 2004), 5.000%, (FGIC), 1/1/2020 AA/NR	500,000	494,955

		1,683,595

Hawaii - 0.1%
Airports System Revenue Bonds, HI, (Series 2001), (AMT), 5.750%, (FGIC), 7/1/2016 AA/A2; Call Date 7/1/2011 (9)	100,000	99,450

Idaho - 1.3%
Boise-Kuna Irrigation District, ID, Ada and Canyon Counties, Arrowrock Hydroelectric Project, Revenue Bonds, (Series 2008), 7.375%, 6/1/2034 NR/A3; Call Date 6/1/2018	700,000	741,874
Health Facilities Authority, ID, St. Luke’s Regional Medical Center Project, Variable Rate Demand Revenue Bonds, (Series 2000), 3.700%, (FSA Insurance Corp.), 7/1/2030 AAA/Aa3	500,000	500,000

		1,241,874

Illinois - 5.4%
Illinois Development Finance Authority, Waste Management, Inc. Project, Adjustable Rate Solid Waste Disposal Revenue Bonds, (Series 1997), (AMT), 5.049%, 1/1/2010 BBB/NR (9)	230,000	227,201
Illinois Finance Authority, Community Rehabilitation Providers Facilities Acquisition Program, Refunding and New Money Revenue Bonds, (Series 2007 A), 5.000%, 7/1/2016 BBB-/NR; Call Date 7/1/2014	730,000	620,996
Illinois Finance Authority, Edward Hospital Obligated Group, Revenue Bonds, (Series 2008 A), 5.500%, (Ambac Ins.), 2/1/2040 A+/A2; Call Date 2/1/2018	75,000	60,386

Description/Credit Rating (8)	Principal Amount	Value
Municipals (continued)

Illinois (continued)
Illinois Finance Authority, Edward Hospital Obligated Group, Revenue Bonds, (Series 2008 A), 6.250%, (Ambac Ins.), 2/1/2033 A+/A2; Call Date 2/1/2018	$125,000	$118,014
Illinois Finance Authority, Silver Cross Hospital and Medical Centers, Fixed Rate Revenue Bonds, (Series 2005 C), 5.250%, (Assured Guaranty Corp.), 8/15/2019 AAA/NR	250,000	245,768
Illinois Health Facilities Authority, Thorek Hospital and Medical Center, (Series 1998), Revenue Refunding Bonds, 5.250%, 8/15/2018 A-/NR; Call Date 8/15/2009	350,000	312,249
Kendall, Kane & Will Counties, IL, Community Unit School District No. 308, GO UT, (Series 2004), 5.250%, (FSA Insurance Corp.), 10/1/2016 NR/Aa3; Call Date 10/1/2014	925,000	988,492
State of Illinois Revenue Bonds, (Series A), 5.250%, 2/1/2019 AA/A1; Call Date 2/1/2017	1,000,000	1,012,500
University of Illinois, Auxiliary Facilities System Revenue Refunding Bonds, (Series 2001 A), 5.250%, (Ambac Ins.), 4/1/2013 AA-/Aa3	1,060,000	1,149,802
Will, Grundy, Livingston, Cook, Kendall, LaSalle, Kankakee Counties and State of Illinois, IL, Community College District No. 525, Joliet Junior College, Alternative Revenue Source GO UT Bonds, (Series 2008), 5.750%, 6/1/2028 AA/NR; Call Date 6/1/2018	250,000	249,418

		4,984,826

Indiana - 0.2%
Indiana Development Finance Authority, Waste Management, Inc. Project, Solid Waste Disposal Revenue Bonds, (Series 2001), (AMT), 4.700%, 10/1/2031 BBB/NR; Put Date 10/1/2015 (9)	250,000	206,865

Kansas - 2.7%
Sedgwick County, Kansas and Shawnee County, Kansas Mortgage-Backed Securities Program, Single Family Mortgage Revenue Bonds, (Series 2002 B-5), (AMT), 5.450%, (GNMA/FNMA Coll), 6/1/2027 NR/Aaa; Call Date 6/1/2013 (9)	1,125,000	1,085,220
Sedgwick County, Kansas and Shawnee County, Kansas Mortgage-Backed Securities Program, Single Family Mortgage Revenue Bonds, (Series 2005 A-1), (AMT), 5.650%, (GNMA/FNMA Coll), 12/1/2036 NR/Aaa; Call Date 12/1/2014 (9)	1,190,000	1,155,110
Sedgwick County, Kansas and Shawnee County, Kansas Mortgage-Backed Securities Program, Single Family Mortgage Revenue Bonds, (Series 2006 B-3), (AMT), 5.250%, (GNMA/FNMA Coll), 12/1/2038 NR/Aaa; Call Date 12/1/2016 (9)	255,000	217,303

		2,457,633

Kentucky - 1.4%
Economic Development Finance Authority, KY, Louisville Arena Authority, Inc., Louisville Arena Project Capital Appreciation Bonds, (Series 2008 A-2), 0.000% (Assured Guaranty Corp.), 12/1/2014 AAA/Aa2	800,000	600,600
Economic Development Finance Authority, KY, Louisville Arena Authority, Inc., Louisville Arena Project Fixed Rate Bonds, (Series 2008 A-1), 5.750%, (Assured Guaranty Corp.), 12/1/2028 AAA/Aa2; Call Date 6/1/2018	500,000	481,055
Kentucky State Property & Building Commission Revenue Refunding Bonds, 5.000%, (MBIA), 8/1/2018 AA/Aa3	205,000	207,653

		1,289,308

Louisiana - 2.5%
Jefferson Parish, LA, Finance Authority, Single Family Mortgage Backed Revenue Bonds, (Series 2007 B), 4.400%, (GNMA/FNMA/FHLMC), 12/1/2031 NR/Aaa; Call Date 6/1/2017	130,000	121,321
Louisiana Housing Finance Agency, Home Ownership Program, Single Family Mortgage Revenue Bonds, (Series 2008 A), 6.550%, (GNMA/FNMA/FHLMC), 6/1/2040 NR/Aaa; Call Date 6/1/2018	1,500,000	1,459,275
State of Louisiana, GO UT Match Bonds, (Series 2006 B), 5.000%, (CIFG Ins.), 7/15/2017 A+/A1; Call Date 7/15/2016	650,000	678,828

		2,259,424

Maryland - 1.3%
Maryland Department of Housing and Community Development , Community Development Administration, Housing Revenue Bonds, (Series 1996 A), 5.500%, 1/1/2010 NR/Aa2; Call Date 1/1/2009	1,225,000	1,226,507

Michigan - 0.3%
Michigan State Hospital Finance Authority, Marquette General Hospital Obligated Group, Hospital Revenue Bonds, (Series 2005 A), 5.000%, 5/15/2011 NR/Baa3	260,000	248,578

Minnesota - 1.1%
City of Minneapolis, MN, Health Care System Revenue Bonds, (Series 2008 B), Fairview Health Services, 6.500%, (Assured Guaranty Corp.), 11/15/2038 AAA/Aa2; Call Date 11/15/2018	1,000,000	979,300

Mississippi - 2.0%
Home Corporation, MS, Single Family Mortgage Revenue Bonds, (Series 2008 B-2), 6.750%, (GNMA/FNMA/FHLMC), 6/1/2039 NR/Aaa; Call Date 6/1/2018	750,000	764,828
Rankin County, MS, School District, GO UT Refunding Bonds, 5.000%, (FSA Insurance Corp.), 10/1/2014 AAA/Aa3	1,000,000	1,088,860

		1,853,688

Missouri - 3.1%
Carroll County, MO, Public Water Supply District No. 1., Waterworks Revenue Bonds, (Series 2008), 4.625%, 3/1/2012 SP-1+/NR; Continuously Callable	250,000	250,160

Description/Credit Rating (8)	Principal Amount	Value
Municipals (continued)

Missouri (continued)
Cass County, MO, Hospital Revenue Bonds, (Series 2007), 5.000%, 5/1/2015 NR/NR	$500,000	$423,845
Missouri Development Finance Board, Infrastructure Facility Revenue Bonds, City of Independence, MO, Eastland Center Project, (Series 2008 F), 6.000%, 4/1/2027 A+/NR; Call Date 4/1/2013	500,000	495,565
Missouri Development Finance Board, Infrastructure Facility Revenue Bonds, City of Independence, MO, Events Center Project, (Series 2008 H), 6.750%, 4/1/2029 A+/NR; Call Date 10/1/2013	200,000	195,442
Missouri Housing Development Commission, Homeownership Loan Program, (Series 1997 B-2), Single Family Mortgage Revenue Bonds, (AMT), 6.850%, (GNMA/FNMA Coll), 3/1/2028 AAA/NR; (Continuously Callable) (9)	360,000	359,089
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue Bonds, State Revolving Funds Programs, (Series 2008 A), 5.750%, 1/1/2029 NR/Aaa; Call Date 1/1/2019	750,000	781,403
Riverside, MO, Industrial Development Authority, Riverside Horizons Infrastructure Project, (Series 2007 A), Industrial Development Revenue Bonds, 4.500%, (ACA Capital Holdings, Inc.), 5/1/2011 A/NR	400,000	389,136

		2,894,640

Nebraska - 0.3%
O’Neill, NE, Averna St. Anthony Hospital Project, (Series 2000), Health Care Facilities Development Revenue Bonds, 6.250%, 9/1/2012 NR/NR	245,000	244,057

Nevada - 1.9%
City of Reno, NV, Washoe Medical Center Project, Hospital Revenue Bonds, (Series 2005 B), 6.000%, (FSA Insurance Corp.), 6/1/2033, AAA/Aa3; Call Date 6/1/2018	650,000	551,480
Nevada Housing Division, (Series 2000 B-2), Single Family Mortgage Revenue Bonds, (AMT), 5.550%, 4/1/2031 AAA/Aaa; Call Date 10/1/2009 (9)	400,000	388,572
Nevada Housing Division, (Series 2000 C-2), Single Family Mortgage Revenue Bonds, (AMT), 5.400%, 4/1/2031 AAA/Aaa; Call Date 4/1/2010 (9)	355,000	350,580
Reno-Sparks Indian Colony, (Series 2006), Governmental Revenue Bonds, 4.250%, 6/1/2014 NR/NR	515,000	468,887

		1,759,519

New Hampshire - 0.1%
New Hampshire Health and Education Facilities Authority, Revenue Anticipation Notes, (Series 2008 D), 5.000%, 5/1/2013 NR/A3	105,000	104,462

New York - 3.0%
Metropolitan Transit Authority, NY, Transportation Revenue Bonds, (Series 2006 B), 5.000%, (FSA Insurance Corp.), 11/15/2016 A/A2	1,250,000	1,284,625
New York St Dorm Authority Health Quest Systems Revenue Bonds, (Series 2007 B), 5.000%, (GTY), 7/1/2016 AAA/Aa2	200,000	214,714
Oswego County, NY, GO UT, 6.700%, 6/15/2011 (Econ Defeased to Maturity), NR/A2	1,100,000	1,230,845

		2,730,184

North Carolina - 0.6%
North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, (Series 1993 B), 6.000%, 1/1/2022 BBB+/Baa1	50,000	50,313
North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, (Series 2005 A), 5.000%, 1/1/2016 A/Baa1	500,000	489,485

		539,798

North Dakota - 3.3%
Fargo, ND, Health System Revenue Bonds, (Meritcare), (Series 2000 A), 5.750%, (FSA Insurance Corp.), 6/1/2012 AAA/Aa3; Call Date 6/1/2010	2,940,000	3,045,517

Ohio - 1.7%
Board of Education of Mahoning County, Career and Technical Center, OH, Certificates of Participation, 6.250%, 12/1/2036 AA-/NR; Call Date 12/1/2011	1,250,000	1,216,212
Franklin County , OH, Domincan Sisters, St. Mary of the Springs Project, Economic Development Revenue Bonds, (Series 1994), 2.800%, (LOC-Fifth Third Bank), 12/1/2016 NR/NR	115,000	115,000
Richland County, OH, Correctional Facilities GO LT Bonds, (Series 2008), 6.000%, (Assured Guaranty Corp.), 12/1/2028 NR/Aa2; Call Date 12/1/2018	250,000	245,137

		1,576,349

Oklahoma - 1.3%
Oklahoma Housing Finance Agency, Homeownership Loan Program, Single Family Mortgage Revenue Bonds, (Series 2008 B), 6.500%, (GNMA/FNMA/FHLMC), 9/1/2038 NR/Aaa; Call Date 9/1/2018	1,175,000	1,208,535

Pennsylvania - 3.0%
Allegheny County, PA, Hospital Development Authority, University of Pittsburgh Medical Center Revenue Bonds, (Series 2008 B), 5.000%, 6/15/2008 AA-/Aa3; Call Date 6/15/2014	750,000	709,178
Industrial Development Authority, PA, Economic Development Revenue Bonds, (Series 2002), 5.500%, (Ambac Ins.), 7/1/2014 AA/A3; Call Date 7/1/2012	1,925,000	2,087,277

		2,796,455

Description/Credit Rating (8)	Principal Amount	Value
Municipals (continued)

Puerto Rico - 0.2%
Puerto Rico Housing Finance Authority, (Series 2003 A), Home Mortgage Revenue Bonds, (AMT), 3.125%, (GNMA/FNMA/FHLMC Coll), 12/1/2033 AAA/Aaa; Call Date 6/1/2013 (9)	$165,000	$157,859

South Carolina - 1.0%
South Carolina Public Service Authority, Santee Cooper, Revenue Obligation Bonds, (Series 2008 A), 5.500%, 1/1/2038 AA-/Aa2; Call Date 1/1/2019	1,000,000	967,570

South Dakota - 1.0%
South Dakota Health and Educational Facilities Authority, (Series 2007), Vocational Education Program Revenue Refunding Bonds, 5.000%, (Ambac Ins.), 8/1/2022 A/Baa1; Call Date 8/1/2017	980,000	963,752

Tennessee - 0.9%
Putnam County, TN, GO UT School Refunding Bonds, (Series 2001), 5.250%, (FGIC), 4/1/2013 NR/A1	150,000	163,151
Shelby County, TN, Health Educational and Housing Facility Board, Methodist Le Bonheur Healthcare Revenue Bonds, (Series 2008 C), 4.000%, 6/1/2015 A/A2	250,000	222,758
The Health, Educational and Housing Facilities Board of the County of Sumner, Tennessee, Sumner Regional Health Systems, Inc., Hospital Revenue, Refunding and Improvement Bonds, (Series 2007 A), 5.250%, 11/1/2013 NR/NR	310,000	290,199
The Tennessee Energy Acquisition Corporation, (Series 2006 A), Gas Project Revenue Bonds, 5.000%, 9/1/2012 AA-/Aa3	200,000	181,360

		857,468

Texas - 10.7%
Cities of Dallas and Fort Worth, TX, Dallas/Fort Worth International Airport, Joint Revenue Bonds, (Series 2000 A), (AMT), 6.000%, (FGIC), 11/1/2032 AA/A1; Call Date 11/1/2009 (9)	50,000	42,762
Cities of Dallas and Fort Worth, TX, Dallas/Fort Worth International Airport, Joint Revenue Improvement and Refunding Bonds, (Series 2001 A), (AMT), 5.875%, (FGIC), 11/1/2017 AA/A1; Call Date 11/1/2011 (9)	1,000,000	973,979
Cities of Dallas and Fort Worth, TX, Dallas/Fort Worth International Airport, Joint Revenue Improvement and Refunding Bonds, (Series 2003 C-2), (AMT), 6.125%, (XLCA), 11/1/2018 A+/A1; Call Date 11/1/2009 (9)	1,000,000	970,120
Conroe, TX, Montgomery County, (Series 2007), Certificates of Obligation, 5.500%, (MBIA Insurance Corp.), 3/1/2022 AA/A1; Call Date 3/1/2017	100,000	102,251
Kaufman County, TX, Forney Independent School District, Unlimited Tax School Building GO UT Bonds, (Series 2008 A), 6.000%, (Permanent School Fund Gty), 8/15/2037 AAA/NR; Call Date 8/15/2018	390,000	400,635
Lufkin, TX, Health Facilities Development Corporation, Memorial Health System of East Texas, (Series 2007), Health System Revenue Bonds, 4.750%, 2/15/2017 BBB+/Baa2	325,000	261,989
North Texas Tollway Authority System, First Tier Insured Capital Appreciation, System Revenue Refunding Bonds, (Series 2008 D), 0.000% (Assured Guaranty Corp.), 1/1/2028 AAA/Aa2	150,000	42,429
North Texas Tollway Authority System, First Tier Revenue Refunding Bonds, (Series 2008 G), 5.000%, 1/1/2038 A-/A2; Call/Put Date 1/1/2010	450,000	454,590
North Texas Tollway Authority System, First Tier Revenue Refunding Bonds, (Series 2008 I), 0.000%, (Assured Guaranty Corp.), 1/1/2042 AAA/Aa2; Call Date 1/1/2025	500,000	298,465
North Texas Tollway Authority System, First Tier Revenue Refunding Bonds, (Series 2008 K-1), 5.750%, (Assured Guaranty Corp.), 1/1/2038 AAA/Aa2; Call Date 1/1/2019	1,500,000	1,462,709
North Texas Tollway Authority System, Second Tier Revenue Refunding Bonds, (Series 2008 F), 5.750%, 1/1/2038 BBB+/A3; Call Date 1/1/2018	150,000	126,935
North Texas Tollway Authority System, Second Tier Revenue Refunding Bonds, (Series 2008 F), 6.125%, 1/1/2031 BBB+/A3; Call Date 1/1/2016	300,000	275,697
Port of Beaumont, Navigation District of Jefferson County, TX, Revenue Bonds, (Series 2008), 6.500%, 9/1/2029 NR/A2; Call Date 9/1/2018	250,000	242,773
Port of Houston Authority, TX, Harris County, Unlimited Tax Port Improvement Bonds, (Series 2001 B), (AMT), 5.100%, (FGIC), 10/1/2026 AAA/Aa1; Call Date 10/1/2011 (9)	350,000	318,245
Potter County, TX, Industrial Development Corporation, Pollution Control Revenue Refunding Bonds, (Series 1996), Southwestern Public Service Company Project, 5.750%, (Ambac Ins.), 9/1/2016 A/Baa1; Continuously Callable	235,000	235,254
Sabine River Authority, TX, Southwestern Electric Power Company Project, Pollution Control Revenue Refunding Bonds, (Series 2006), 4.950%, (MBIA), 3/1/2018 AA/Baa1	50,000	46,246
Sam Rayburn, TX, Municipal Power Agency, (Series 2002), Power Supply System Revenue Refunding Bonds, 5.750%, (Asset Guaranty Ins.), 10/1/2021 BBB+/A3; Call Date 10/1/2012	615,000	589,797
San Antonio, TX, Electricity and Gas System Revenue Refunding Bonds, (Series 2005), 5.000%, 2/1/2019 AA/Aa1; Call Date 2/1/2015	1,900,000	1,954,624
San Antonio, TX, Housing Trust Finance Corporation, Mortgage-Backed Securities Program, Single Family Mortgage Revenue Bonds, (Series 2006), (AMT), 5.375%, (GNMA/FNMA/FHLMC), 10/1/2039 NR/Aaa; Call Date 10/1/2016 (9)	148,865	129,578

Description/Credit Rating (8)	Shares or Principal Amount	Value
Municipals (continued)

Texas (continued)
Tarrant County, TX, Cultural Education, CHRISTUS Health, Facilities Finance Corporation, Revenue Refunding Bonds, (Series 2008 A), 6.500%, (Assured Guaranty Corp.), 7/1/2037 AAA/Aa2; Call Date 1/1/2019	$900,000	$870,498

		9,799,576

Utah - 1.4%
Board of Education of Grand County School District, UT, School Building and Refunding GO UT Bonds, (Series 2008), 5.250%, (School Bond Gty), 7/1/2026 NR/Aaa; Call Date 7/1/2018	500,000	497,705
Housing Corporation, UT, Single Family Mortgage Bonds, (Series 2008 A-1), (AMT), 5.400%, 7/1/2039 AAA/Aaa; Call Date 1/1/2017 (9)	600,000	457,392
Salt Lake Valley Fire Service Area, UT, Local Building Authority, Lease Revenue Bonds, (Series 2008), 5.250%, 4/1/2021 NR/Aa3; Call Date 4/1/2018	300,000	295,434

		1,250,531

Virginia - 2.1%
Industrial Development Authority, Town of Louisa, VA, Virginia Electric and Power Company Project, Pollution Control Refunding Revenue Bonds, (Series 2008 A), 5.375%, 11/1/2035 A-e/Baa1e; Mandatory Put 12/2/2008	400,000	399,392
Suffolk, VA, Redevelopment & Housing Authority, Multi Family Housing Revenue Refunding Bonds (Windsor at Potomac Vista Limited Partnership Project), 4.850%, (Fannie Mae-Standby Liq Fac)/(Mand Tender 7/1/2011), 7/1/2031 NR/Aaa	1,500,000	1,520,970

		1,920,362

Washington - 1.0%
County of King, WA, Housing Authority, Birch Creek Apartments Project, Revenue Bonds, (Series 2008), 5.200%, 5/1/2028, AAA/NR; Call Date 11/1/2018	460,000	418,333
Health Care Facilities Authority, WA, Highline Medical Center, Mortgage Revenue Bonds, (Series 2008), 6.250%, (FHA-Insured Mortgage), 8/1/2028 AA/NR; Call Date 8/1/2018	500,000	486,725

		905,058

West Virginia - 0.9%
West Virginia State Hospital Finance Authority, Hospital Revenue Bonds, United Hospital Center, Inc. Project, (Series A), 5.000%, (Ambac Ins.), 6/1/2018 AA/A2; Call Date 6/1/2016	800,000	788,712

Wisconsin - 4.1%
Health and Educational Facilities Authority, WI, Aurora Health Care, Inc., Revenue Bonds, (Series 1997), 5.250%, (MBIA Insurance Corp.), 8/15/2017 AA/A3; Call Date 8/15/2009	260,000	256,784
Kimberly Area School District, Outagamie and Calumet Counties, WI, GO UT bonds, 5.375%, (MBIA-RE FGIC), 3/1/2010 NR/A1	480,000	498,710
School District of West Allis-West Milwaukee, Milwaukee and Waukesha Counties, WI, GO UT Bonds, 3.750%, (FSA Insurance Corp.), 4/1/2012 NR/Aa3	60,000	61,913
State of Wisconsin, GO UT, Bonds, (Series 2006 C), (AMT), 4.500%, (MBIA Insurance Corp.), 5/1/2015 AA/Aa3 (9)	75,000	77,400
Wisconsin Health and Educational Facilities Authority, Froedtert & Community Health, Inc. Obligated Group, Revenue Bonds, (Series 2005 C), 6.500%, (Ambac Ins.), 4/1/2035 AA/Baa1	2,000,000	2,000,000
Wisconsin Health and Educational Facilities Authority, Ministry Health Care, Inc., Revenue Bonds, (Series 2004), 5.000%, (FSA Insurance Corp.), 8/1/2018 AAA/Aa3; Call Date 4/24/2018	70,000	72,654
Wisconsin Health and Educational Facilities Authority, Wheaton Franciscan Healthcare System Revenue Bonds, (Series 2006 A), 5.000%, 8/15/2014 BBB+/Baa1	275,000	237,333
Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, (Series 2001 B), (AMT), 4.850%, 9/1/2031 AA/Aa2; Call Date 6/1/2011 (9)	560,000	560,000

		3,764,794
Total Municipals (identified cost $89,263,837)		86,396,415

Mutual Funds - 6.9% Marshall Tax-Free Money Market Fund Class I	6,400,894	6,400,894

Total Mutual Funds (identified cost $6,400,894)		6,400,894

Total Investments - 100.7% (identified cost $95,664,731)		92,797,309
Other Assets and Liabilities - (0.7)%		(620,152)

Total Net Assets - 100.0%		$92,177,157

Government Income Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2008

(Unaudited)

Description	Principal Amount	Value
Asset-Backed Securities - 0.6%

Federal Home Loan Mortgage Corporation - 0.1%
1.655%, 8/25/2031, (Series T-32-A1) (4)	$751,880	$676,704

Home Equity - 0.1%
Green Tree Home Improvement Loan Trust, Class HEB1, (Series 1998-B), 7.810%, 11/15/2029	421,608	422,566

Other Financial - 0.4%
Countrywide Asset-Backed Certificates, Class A1, (Series 2007-QH2), 1.635%, 4/25/2037 (4) (6) (7)	3,374,631	1,888,204

Total Asset - Backed Securities (identified cost $4,548,986)		2,987,474

Collateralized Mortgage Obligations - 23.0%

Federal Home Loan Mortgage Corporation - 4.6%
1.770%, 6/15/2025, (Series 2993-TF) (4)	7,518,432	7,202,124
5.000%, 10/15/2029, (Series 2745-AY)	5,000,000	4,922,325
5.000%, 10/15/2031, REMIC (Series 2543-LN)	3,078,423	3,061,945
5.000%, 5/15/2033, REMIC (Series 2791-BL)	1,868,417	1,828,897
5.000%, 10/15/2034, REMIC (Series 2876-DQ)	294,356	291,396
5.000%, 4/15/2035, REMIC (Series 2963-ED)	1,268,201	1,169,719
5.500%, 10/15/2035, (Series 3058-WC)	1,811,925	1,818,307
6.000%, 6/15/2037, (Series 3333-W)	4,074,103	4,152,187

		24,446,900
Federal National Mortgage Association - 3.8%
1.645%, 1/25/2031, REMIC (Series 2001-25-FA) (4)	1,766,917	1,755,324
4.000%, 10/25/2032, REMIC (Series 2003-28-GA)	372,292	352,745
5.000%, 10/25/2016, REMIC (Series 2003-16-PD)	5,000,000	5,055,590
5.500%, 3/25/2025, (Series 2006-12-PA)	6,108,103	6,166,410
5.500%, 8/25/2034, (Series 2005-123-PE)	5,407,000	5,392,942
5.500%, 11/25/2035, (Series 2005-100-DA)	1,207,279	1,237,861

		19,960,872
Private Sponsor - 14.6%
Banc of America Funding Corp., Class 1A3, (Series 2007-C), 5.758%, 5/20/2036 (4)	6,545,155	4,976,484
Chase Mortgage Finance Corp., Class 7A1, (Series 2007-A2), 5.886%, 7/25/2037 (4)	8,077,242	6,155,246
Countrywide Alternative Loan Trust, Class 2A14, (Series 2006-41CB), 6.000%, 1/25/2037	1,301,446	1,170,099
Countrywide Alternative Loan Trust, Class A19, (Series 2007-15CB), 5.750%, 7/25/2037	6,559,026	4,249,127
Countrywide Home Loans, Class 1A8, (Series 2003-J1), 5.750%, 3/25/2033	747,457	730,580
GSR Mortgage Loan Trust, Class 2A8, (Series 2005-5F), 5.500%, 6/25/2035	6,000,000	4,487,760
JP Morgan Alternative Loan Trust, Class 12A1, (Series 2007-A2), 1.595%, 6/25/2037 (4)	13,005,003	4,784,202
JP Morgan Mortgage Trust, Class 2A1, (Series 2007-A2), 5.698%, 4/25/2037 (4)	7,914,406	5,877,262
JP Morgan Mortgage Trust, Class 3A3, (Series 2007-A4), 5.882%, 6/25/2037 (4)	10,584,875	8,069,105
JP Morgan Mortgage Trust, Class 4A1, (Series 2007-A2), 6.040%, 4/25/2037 (4)	4,689,166	3,230,972
JP Morgan Mortgage Trust, Class 4A1M, (Series 2007-A2), 5.790%, 4/25/2037 (4)	7,033,749	4,827,607
Master Asset Securitization Trust, Class 4A5, (Series 2004-3), 5.000%, 3/25/2034	15,215,000	13,986,664
Residential Accredit Loans, Inc., Class A5, (Series 2003-QR24), 4.000%, 7/25/2033	1,931,095	1,373,879
Structured Asset Securities Corporation, Class 2A, (Series 2003-21), 5.250%, 8/25/2033	3,908,770	3,329,717
Thornburg Mortgage Securities Trust, Class A2B, (Series 2007-1), 1.495%, 3/25/2037 (4)	6,156,949	5,080,640
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR7), 5.606%, 5/25/2036 (4)	4,217,890	3,051,108
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR8), 5.240%, 4/25/2036 (4)	2,861,350	2,067,437

		77,447,889

Total Collateralized Mortgage Obligations (identified cost $150,859,787)		121,855,661

Description	Principal Amount	Value
Commercial Mortgage Securities - 9.1%

Private Sponsor - 9.1%
Bear Stearns Commercial Mortgage Securities, Class AM, (Series 2007-PW17), 5.915%, 6/11/2050 (4)	$6,000,000	$2,667,900
Citigroup Commercial Mortgage Trust, Class A4, (Series 2007-C6), 5.700%, 12/10/2049 (4)	7,000,000	4,567,431
Citigroup Commercial Mortgage Trust, Class A4, (Series 2008-C7), 6.095%, 12/10/2049 (4)	3,000,000	2,008,020
Citigroup/Deutsche Bank Commercial Mortgage Trust, Class A4, (Series 2007-CD5), 5.886%, 11/15/2044 (4)	5,000,000	3,258,715
Credit Suisse Mortgage Capital Certificates, Class A1, (Series 2006-TF2A), 1.523%, 10/15/2021 (4) (6) (7)	1,257,248	1,028,106
Credit Suisse Mortgage Capital Certificates, Class AM, (Series 2007-C5), 5.869%, 9/15/2040 (4)	6,000,000	2,657,154
Greenwich Capital Commercial Funding Corp., Class A1, (Series 2006-FL4A), 2.448%, 11/5/2021 (4) (6) (7)	978,410	597,265
Greenwich Capital Commercial Funding Corp., Class AM, (Series 2007-GG9), 5.475%, 3/10/2039	5,000,000	2,203,910
Greenwich Capital Commercial Funding Corp., Class AM, (Series 2007-GG11), 5.867%, 12/10/2049 (4)	9,000,000	3,975,570
JP Morgan Chase Commercial Mortgage Securities Corp., Class A1, (Series 2007-FL1A), 1.798%, 7/15/2019 (4) (6) (7)	2,649,825	1,714,903
Lehman Brothers Commercial Mortgage Trust, Class A1, (Series 2007-LLFA), 1.723%, 6/15/2022 (4) (6) (7)	6,268,577	4,043,445
Merrill Lynch /Countrywide Commercial Mortgage Trust, Class A4, (Series 2007-9), 5.700%, 9/12/2049	5,000,000	3,218,375
Merrill Lynch Mortgage Trust, Class A2, (Series 2006-C1), 5.612%, 5/12/2039 (4)	3,000,000	2,587,056
Merrill Lynch Mortgage Trust, Class A3A, (Series 2005-CIP1), 4.949%, 7/12/2038 (4)	4,000,000	3,204,212
Morgan Stanley Capital, Class A2A, (Series 2005-HQ6), 4.882%, 8/13/2042	4,000,000	3,609,916
Morgan Stanley Capital, Class A4, (Series 2007-IQ16), 5.809%, 12/12/2049	5,000,000	3,232,835
Wachovia Bank Commercial Mortgage Trust, Class AM, (Series 2007-C34), 5.818%, 5/15/2046 (4)	6,000,000	2,625,588
Wachovia Bank Commercial Trust, Class AM, (Series 2006-C27), 5.795%, 7/15/2045 (4)	2,000,000	966,374

Total Commercial Mortgage Securities (identified cost $78,533,205)		48,166,775

Corporate Bonds & Notes - 1.5%

Diversified Financial Services - 1.1%
Bear Stearns Co., Inc., 3.383%, 2/1/2012 (4)	4,000,000	3,589,524
SLM Corp., (Series MTNA), 3.675%, 7/27/2009 (4)	2,500,000	2,309,950

		5,899,474
Insurance - 0.4%
HSB Capital I, Company Guarantee, (Series B), 5.663%, 7/15/2027 (4)	3,000,000	2,170,839

Total Corporate Bonds & Notes (identified cost $9,468,950)		8,070,313

U.S. Government & U.S. Government Agency Obligations - 1.9%
Federal National Mortgage Association - 1.9%
4.875%, 4/15/2009	10,000,000	10,142,900

Total U.S. Government & U.S. Government Agency Obligations (identified cost $9,984,578)		10,142,900

U.S. Government Agency - Mortgage Securities - 100.8%
Federal Home Loan Mortgage Corporation - 4.8%
5.000%, 8/1/2014	2,199,479	2,231,954
5.000%, 5/1/2021	3,003,961	3,038,495
5.000%, 10/1/2033	2,882,270	2,904,853
5.000%, 11/1/2035	9,483,362	9,545,809
5.500%, 11/1/2018	2,978,371	3,042,924
5.500%, 10/1/2021	3,295,094	3,349,008
6.500%, 9/1/2016	165,083	169,332
7.000%, 11/1/2009	8,680	8,800
7.500%, 9/1/2013	61,520	65,173
7.500%, 4/1/2024	215,898	228,258
7.500%, 4/1/2027	117,298	123,836

Description	Principal Amount	Value
U.S. Government Agency - Mortgage Securities (continued)

Federal Home Loan Mortgage Corporation (continued)
8.000%, 8/1/2030	$135,992	$144,024
8.500%, 9/1/2024	114,362	123,409
9.000%, 6/1/2019	162,427	176,525
9.500%, 2/1/2025	102,786	113,096

		25,265,496
Federal National Mortgage Association - 93.7%
5.000%, 5/1/2018	1,997,433	2,036,625
5.000%, 5/1/2020	3,820,310	3,872,584
5.000%, 7/1/2035	4,069,128	4,101,010
5.000%, 2/1/2036	5,573,961	5,617,633
5.000%, 12/1/2036	29,487,327	29,709,130
5.500%, 8/1/2021 (1)	13,248,307	13,502,330
5.500%, 1/1/2023	2,248,349	2,297,257
5.500%, 10/1/2024	2,628,617	2,681,579
5.500%, 2/1/2033	1,517,697	1,547,797
5.500%, 6/1/2035	4,694,313	4,778,614
5.500%, 8/1/2036	3,059,057	3,113,034
5.500%, 11/1/2036	23,456,470	23,870,360
5.500%, 12/1/2036	16,303,900	16,591,582
5.500%, 1/1/2037	1,638,528	1,667,440
5.500%, 5/1/2037	26,567,136	27,030,281
5.500%, 7/1/2037	69,976,073	71,195,966
5.500%, 8/1/2037	17,544,419	17,850,271
5.500%, 8/1/2037 (1)	9,420,418	9,584,644
5.500%, 12/11/2038 (5)	120,000,000	122,006,280
6.000%, 9/1/2013	623,828	640,301
6.000%, 10/1/2016	450,750	462,370
6.000%, 9/1/2021 (1)	4,005,021	4,096,388
6.000%, 1/1/2036	1,700,823	1,740,402
6.000%, 4/1/2037	1,141,905	1,168,235
6.000%, 12/11/2038 (5)	90,000,000	92,010,960
6.500%, 9/1/2016	593,958	611,975
6.500%, 9/1/2016	289,783	298,574
6.500%, 8/1/2030	3,330,713	3,454,612
6.500%, 12/1/2031	200,362	207,690
6.500%, 9/1/2037	16,864,542	17,356,548
6.500%, 11/1/2037	3,310,603	3,364,334
6.500%, 1/1/2038	3,547,850	3,651,354
7.000%, 12/1/2010	13,049	13,096
7.000%, 3/1/2029	288,115	302,016
7.000%, 7/1/2029	748,687	784,809
7.000%, 2/1/2030	664,479	696,539
7.500%, 12/1/2009	63,274	63,676
7.500%, 10/1/2030	104,677	110,198
8.000%, 10/1/2028	1,219,424	1,291,445
8.000%, 4/1/2030	217,201	230,338

		495,610,277
Government National Mortgage Association - 2.3%
5.000%, 4/15/2034	1,845,010	1,863,948
5.500%, 9/15/2033 (1)	4,274,924	4,365,561
6.000%, 12/20/2033	4,735,815	4,843,734
6.500%, 9/15/2032	795,883	820,467
7.000%, 6/15/2029	155,735	160,945
7.000%, 8/15/2031	177,063	182,639
8.500%, 6/15/2010	53,474	53,877
9.000%, 11/15/2009	11,584	11,655
9.000%, 1/15/2010	20,665	20,830
9.500%, 10/15/2024	70,575	77,644

		12,401,300

Total U.S. Government Agency - Mortgage Securities (identified cost $515,706,581)		533,277,073

Description	Principal Amount	Value
Short-Term Investments - 8.4%

Collateral Pool Investment for Securities on Loan - 5.9%
(See Note 2 of the Schedule of Investments)		$31,566,379

Repurchase Agreement - 2.5%
Agreement with Morgan Stanley & Co., Inc., 0.200%, dated 11/28/2008, to be repurchased at $12,975,117 on 12/1/2008, collateralized by a U.S. Government Agency Obligation with a maturity of 7/13/2009, with a market value of $13,235,037 (at amortized cost)	$12,974,901	12,974,901

Total Short-Term Investments (identified cost $44,541,280)		44,541,280

Total Investments - 145.3% (identified cost $813,643,367)		769,041,476
Other Assets and Liabilities - (45.3)%		(239,817,358)

Total Net Assets - 100.0%		$529,224,118

Aggregate Bond Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2008

(Unaudited)

Description	Principal Amount	Value
Asset-Backed Securities - 2.0%
Automobiles - 0.8%
Capital Auto Receivables Asset Trust, Class A3A, (Series 2008-2), 4.680%, 10/15/2012	$2,000,000	$1,839,128
Credit Cards - 1.2%
Chase Issuance Trust, Class A, (Series 2007-A15), 4.960%, 9/17/2012	3,000,000	2,850,555

Total Asset-Backed Securities (identified cost $4,999,492)		4,689,683
Collateralized Mortgage Obligations - 10.3%
Federal National Mortgage Association - 2.4%
5.500%, 3/25/2025, (Series 2006-12-PA)	2,522,758	2,546,841
5.500%, 8/25/2034, (Series 2005-123-PE)	3,000,000	2,992,200

		5,539,041
Private Sponsor - 7.9%
Chase Mortgage Finance Corp., Class 7A1, (Series 2007-A2), 5.886%, 7/25/2037 (4)	4,846,345	3,693,148
Countrywide Alternative Loan Trust, Class 2A14, (Series 2006-41CB), 6.000%, 1/25/2037	1,301,446	1,170,099
Countrywide Alternative Loan Trust, Class A19, (Series 2007-15CB), 5.750%, 7/25/2037	2,811,011	1,821,055
JP Morgan Alternative Loan Trust, Class 12A1, (Series 2007-A2), 1.595%, 6/25/2037 (4)	4,876,876	1,794,076
JP Morgan Mortgage Trust, Class 2A1, (Series 2006-A3), 5.622%, 5/25/2036 (4)	1,653,686	1,171,732
JP Morgan Mortgage Trust, Class 2A1, (Series 2007-A2), 5.695%, 4/25/2037 (4)	1,319,068	979,544
JP Morgan Mortgage Trust, Class 3A3, (Series 2007-A4), 5.882%, 6/25/2037 (4)	4,281,170	3,263,639
PHH Alternative Mortgage Trust, Class 1A1, (Series 2007-2), 1.505%, 5/25/2037 (4)	1,689,439	1,436,403
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR7), 5.606%, 5/25/2036 (4)	2,865,414	2,072,763
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR8), 5.240%, 4/25/2036 (4)	1,716,810	1,240,462

		18,642,921

Total Collateralized Mortgage Obligations (identified cost $32,307,454)		24,181,962
Commercial Mortgage Securities - 14.3%
Private Sponsor - 14.3%
Bear Stearns Commercial Mortgage Securities, Class AM, (Series 2007-PW17), 5.915%, 6/11/2050 (4)	3,000,000	1,333,950
Bear Stearns Commercial Mortgage Securities, Class AM, (Series 2007-PW18), 6.084%, 6/11/2050 (4)	2,000,000	893,138
Citigroup Commercial Mortgage Trust, Class A4, (Series 2007-C6), 5.889%, 12/10/2049 (4)	5,000,000	3,262,450
Citigroup Commercial Mortgage Trust, Class A4, (Series 2008-C7), 6.299%, 12/10/2049 (4)	3,000,000	2,008,020
Citigroup/Deutsche Bank Commercial Mortgage Trust, Class A4, (Series 2007-CD5), 5.886%, 11/15/2044 (4)	5,000,000	3,258,715
Credit Suisse Mortgage Capital Certificates, Class AM, (Series 2007-C5), 5.869%, 9/15/2040 (4)	3,000,000	1,328,577
Greenwich Capital Commercial Funding Corp., Class AM, (Series 2007-GG11), 5.867%, 12/10/2049 (4)	3,000,000	1,325,190
JP Morgan Chase Commercial Mortgage Securities Corp., Class A1, (Series 2007-FL1A), 1.798%, 7/15/2019 (4)(6)(7)	2,649,825	1,714,903
JP Morgan Chase Commercial Mortgage Securities Corp., Class A2, (Series 2008-C2), 5.855%, 2/12/2051	3,000,000	2,303,481
Lehman Brothers Commercial Mortgage Trust, Class A1, (Series 2007-LLFA), 1.723%, 6/15/2022 (4)(6)(7)	3,917,860	2,527,153
Merrill Lynch/Countrywide Commercial Mortgage Trust, Class A4, (Series 2007-9), 5.700%, 9/12/2049	2,000,000	1,287,350
Merrill Lynch/Countrywide Commercial Mortgage Trust, Class AM, (Series 2006-3), 5.456%, 7/12/2046 (4)	2,100,000	975,790

Description	Principal Amount	Value
Commercial Mortgage Securities (continued)

Private Sponsor (continued)
Merrill Lynch Mortgage Trust, Class A2, (Series 2006-C1), 5.796%, 5/12/2039 (4)	$2,425,000	$2,091,204
Merrill Lynch Mortgage Trust, Class A3, (Series 2006-C1), 5.841%, 5/12/2039 (4)	2,000,000	1,572,988
Merrill Lynch Mortgage Trust, Class A3A, (Series 2005-CIP1), 4.949%, 7/12/2038 (4)	2,000,000	1,602,106
Morgan Stanley Capital, Class A2A, (Series 2005-HQ6), 4.882%, 8/13/2042	3,000,000	2,707,437
Wachovia Bank Commercial Mortgage Trust, Class AM, (Series 2006-C27), 5.795%, 7/15/2045 (4)	4,000,000	1,932,748
Wachovia Bank Commercial Mortgage Trust, Class AM, (Series 2007-C34), 5.818%, 5/15/2046 (4)	2,944,000	1,288,289

Total Commercial Mortgage Securities (identified cost $49,478,921)		33,413,489

Corporate Bonds & Notes - 37.1%

Banks - 7.4%
Bank of America Corp., 8.000%, 12/29/2049 (4)	3,000,000	2,086,398
Bank of America Corp., (Series MTN), 4.900%, 5/1/2013	5,000,000	4,784,730
Bank of New York Mellon, 5.125%, 8/27/2013	2,000,000	1,986,410
Royal Bank of Scotland Group PLC, (Series 144A), 6.990%, 10/29/2049 (4)(6)(7)	3,000,000	1,656,342
Wachovia Corp., 5.750%, 2/1/2018	3,000,000	2,708,403
Wells Fargo Capital XIII, (Series GMTN), 7.700%, 12/29/2049 (4)	5,000,000	4,059,645

		17,281,928
Beverages - 2.2%
Bottling Group LLC, 6.950%, 3/15/2014 (1)	5,000,000	5,242,365

Building Materials - 0.9%
CRH America, Inc., 6.000%, 9/30/2016	3,000,000	2,020,392

Diversified Financial Services - 10.2%
American Honda Finance Corp., (Series 144A), 6.700%, 10/1/2013 (6)	4,000,000	3,985,816
BP Capital Markets PLC, 5.250%, 11/7/2013	3,000,000	3,012,654
Caterpillar Financial Services Corp., (Series MTN), 7.050%, 10/1/2018	3,000,000	2,990,190
Citigroup, Inc., 5.300%, 10/17/2012	2,000,000	1,827,038
Citigroup, Inc., 8.400%, 4/29/2049 (1)(4)	3,000,000	1,775,100
Countrywide Financial Corp., (Series MTN), 5.800%, 6/7/2012	2,000,000	1,900,038
General Electric Capital Corp., 5.625%, 5/1/2018	2,000,000	1,847,374
General Electric Capital Corp., 5.875%, 1/14/2038	3,000,000	2,463,636
Genworth Global Funding Trusts, 5.200%, 10/8/2010	2,000,000	1,501,962
JP Morgan Chase & Co., 6.400%, 5/15/2038	2,000,000	1,967,376
Lehman Brothers Holdings, (Series MTN), 5.625%, 1/24/2013 (12)	3,000,000	315,000
Lehman Brothers Holdings, (Series MTN), 6.000%, 7/19/2012 (12)	3,000,000	315,000

		23,901,184
Electric Utilities - 1.9%
Appalachian Power Co., 7.000%, 4/1/2038	3,000,000	2,550,531
Southern California Edison Co., 5.750%, 3/15/2014	2,000,000	2,029,142

		4,579,673
Industrial - 0.4%
Ingersoll-Rand Global Holding Co., 6.000%, 8/15/2013 (1)	1,000,000	946,080

Insurance - 2.4%
Genworth Life Institutional Funding Trust, (Series MTN), 5.875%, 5/3/2013 (6)(7)	3,000,000	2,002,719
Progressive Corp., 6.700%, 6/15/2037 (4)	4,000,000	2,127,796
Prudential Financial, Inc., 6.000%, 12/1/2017	2,000,000	1,589,552

		5,720,067
Iron & Steel - 0.9%
ArcelorMittal, 5.375%, 6/1/2013	3,000,000	2,160,453

Media - 5.0%
Comcast Corp., 6.950%, 8/15/2037	2,000,000	1,681,730
Thomson Reuters Corp., 6.500%, 7/15/2018 (1)	3,000,000	2,748,885
Time Warner Cable, Inc., 6.750%, 7/1/2018	2,000,000	1,757,028
Time Warner Cable, Inc., 7.300%, 7/1/2038	3,000,000	2,508,369
Time Warner Cable, Inc., 8.250%, 2/14/2014	1,000,000	988,357
Time Warner Cable, Inc., 8.750%, 2/14/2019	2,000,000	1,968,056

		11,652,425

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Oil & Gas - 1.2%
XTO Energy, Inc., 6.500%, 12/15/2018	$3,000,000	$2,774,148

Real Estate Investment Trusts - 0.8%
iStar Financial, Inc., 8.625%, 6/1/2013 (1)	5,000,000	1,851,265

Telecommunications - 3.8%
AT&T, Inc., 6.300%, 1/15/2038	2,000,000	1,622,244
Deutsche Telekom International Finance, 5.875%, 8/20/2013	3,000,000	2,712,114
Rogers Communications, 6.800%, 8/15/2018	2,000,000	1,795,210
Verizon Communications, Inc., 6.900%, 4/15/2038	2,000,000	1,674,826
Verizon Communications, Inc., 8.750%, 11/1/2018 (1)	1,000,000	1,001,894

		8,806,288

Total Corporate Bonds & Notes (identified cost $108,282,145)		86,936,268

U.S. Government & U.S. Government Agency Obligations - 5.6%

Federal Home Loan Mortgage Corporation - 4.3%
3.375%, 4/15/2009	5,000,000	5,042,925
4.875%, 2/17/2009	5,000,000	5,040,075

		10,083,000

Federal National Mortgage Association - 1.3%
4.875%, 4/15/2009	3,000,000	3,042,870

Total U.S. Government & U.S. Government Agency Obligations (identified cost $12,958,018)		13,125,870

U.S. Government Agency - Mortgage Securities - 58.3%

Federal Home Loan Mortgage Corporation - 1.5%
5.000%, 11/1/2035	3,448,495	3,471,203
Federal National Mortgage Association - 56.8%
5.000%, 7/1/2022	5,180,411	5,243,721
5.000%, 1/1/2037 (1)	9,160,711	9,229,618
5.500%, 5/1/2037	15,054,711	15,317,160
5.500%, 7/1/2038 (1)	1,972,199	2,006,383
5.500%, 12/11/2038 (5)	55,000,000	55,919,545
6.000%, 12/11/2038 (5)	35,000,000	35,782,040
6.500%, 9/1/2037	4,216,135	4,339,137
6.500%, 9/1/2037	1,690,975	1,740,307
6.500%, 11/1/2037	1,655,302	1,682,167
6.500%, 1/1/2038	1,773,925	1,825,677

		133,085,755

Total U.S. Government Agency - Mortgage Securities (identified cost $131,686,198)		136,556,958

Short-Term Investments - 19.1%

Collateral Pool Investment for Securities on Loan – 9.7%
(See Note 2 of the Schedule of Investments)		22,605,021

Repurchase Agreement - 9.4%
Agreement with Morgan Stanley & Co., Inc., 0.200%, dated 11/28/2008, to be repurchased at $22,042,644 on 12/1/2008, collateralized by a U.S. Government Agency Obligation with a maturity of 6/28/2010, with a market value of $22,484,104 (at amortized cost)	22,042,277	22,042,277

Total Short-Term Investments (identified cost $44,647,298)		44,647,298

Total Investments - 146.7% (identified cost $384,359,526)		343,551,528
Other Assets and Liabilities - (46.7)%		(109,330,971)

Total Net Assets - 100.0%		$234,220,557

Government Money Market Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2008

(Unaudited)

Description	Principal Amount	Value
Commercial Paper - 7.2%

FDIC - Insured CP - 7.2%
Citigroup, Inc. 2.120%, 2/26/2009 (11)	$45,000,000	$44,769,450
Merrill Lynch & Co., Inc. 2.290%, 1/22/2009 (11)	40,000,000	39,867,689

Total Commercial Paper		84,637,139

U.S. Government & U.S. Government Agency Obligations - 33.1%

Federal Home Loan Bank - 25.2%
0.700%, 2/19/2009 (4)	25,000,000	24,950,314
2.170%, 2/11/2009 (4)	50,000,000	50,000,000
2.204%, 2/19/2010 (4)	25,000,000	24,920,429
2.689%, 5/5/2009 (4)	25,000,000	25,000,000
2.800%, 5/6/2009	5,000,000	5,000,000
3.050%, 6/18/2009	5,000,000	5,000,000
3.306%, 3/26/2009 (4)	25,000,000	24,999,608
3.654%, 10/23/2009 (4)	55,000,000	55,013,478
4.129%, 1/8/2010 (4)	20,000,000	19,995,559
4.154%, 4/7/2009 (4)	50,000,000	50,000,000
4.590%, 1/11/2010 (4)	10,000,000	9,997,678

		294,877,066
Federal Home Loan Mortgage Corporation - 7.6%
1.800%, 5/18/2009 (11)	4,848,000	4,807,277
1.800%, 5/28/2009 (11)	25,000,000	24,777,500
2.450%, 4/9/2009	10,000,000	10,000,000
2.614%, 12/7/2009 (4)	50,000,000	49,977,331

		89,562,108
Federal National Mortgage Association - 0.3%
2.748%, 12/15/2008 (11)	2,091,000	2,088,833
3.600%, 3/3/2009	500,000	501,688
3.625%, 3/16/2009	1,000,000	1,004,013

		3,594,534

Total U.S. Government & U.S. Government Agency Obligations		388,033,708

Repurchase Agreements - 59.6%
Agreement with Barclay’s Capital, Inc., Tri-Party Agency, 0.250%, dated 11/28/2008 to be repurchased at $150,003,125 on 12/01/2008, collateralized by U.S. Government Agency Obligations with various maturities to 1/22/2013, with a market value of $153,000,623	150,000,000	150,000,000
Agreement with Cantor Fitzgerald, Inc., 1.000%, dated 11/28/2008 to be repurchased at $265,022,083 on 12/01/2008, collateralized by a U.S. Government Agency SBA Pool with various maturities to 1/01/2049, with a market value of $270,300,000	265,000,000	265,000,000
Agreement with Deutsche Bank Alex Brown, Inc., 0.300% dated 11/28/2008 to be repurchased at $175,004,375 on 12/01/2008, collateralized by a U.S. Government Agency Mortgage Pool with various maturities to 5/01/2038, with a market value of $178,500,000	175,000,000	175,000,000
Agreement with Fixed Income Clearing Corp., 0.100%, dated 11/28/2008, to be repurchased at $25,234,402 on 12/01/2008, collateralized by a U.S. Government Agency Obligation with a maturity of 12/17/2008 and a market value of $25,740,000	25,234,192	25,234,192
Agreement with Morgan Stanley & Co., Inc., 0.250%, dated 11/28/2008, to be repurchased at $85,001,771 on 12/01/2008, collateralized by a U.S. Government Agency Mortgage Pool with various maturities to 9/01/2036, with a market value of $87,049,253	85,000,000	85,000,000

Total Repurchase Agreements		700,234,192

Total Investments - 99.9% (at amortized cost)		1,172,905,039
Other Assets and Liabilities - 0.1%		762,000

Total Net Assets - 100.0%		$1,173,667,039

Tax-Free Money Market Fund

SCHEDULE OF INVESTMENTS -

November 30, 2008

(Unaudited)

Description	Principal Amount	Value
Commercial Paper - 0.3%
State of California General Obligation Commercial Paper Notes, 4.000%, 12/16/2008 (4)	$2,500,000	$2,500,000

Total Commercial Paper (identified cost $2,500,000)		2,500,000

Municipals - 94.7%

Alabama - 0.5%
Daphne-Villa Mercy Special Care Facilities Financing Authority, Revenue Bonds, 5.000%, 12/1/2030, Call Date 12/3/2008 (4)	4,800,000	4,800,000
Arizona - 0.9%
Arizona Health Facilities Authority, Hospital System Revenue Bonds, 1.110%, 2/1/2042, Call Date 2/1/2013 (4)	8,000,000	8,000,000
California - 1.8%
California State Putters, GO UT (Series 245), 3.500%, 2/1/2015 (4)	6,660,000	6,660,000
California State, Revenue Notes (Series A), 5.500%, 5/20/2009	10,000,000	10,079,713

		16,739,713
Colorado - 2.3%
Aspen Valley, Colorado Hospital District, Revenue Bonds, 1.130%, 10/15/2033 (4)	10,710,000	10,710,000
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, 1.530%, 7/1/2034, Call Date 12/1/2008 (4)	6,980,000	6,980,000
Denver, Colorado City & County Economic Development, Revenue Bonds, 1.120%, 7/1/2029, Call Date 12/3/2008 (4)	1,800,000	1,800,000
Pueblo County, Colorado, Revenue Bonds, 2.000%, 12/1/2028, Call Date 11/20/2009 (4)	1,500,000	1,500,000

		20,990,000
Connecticut - 1.3%
Connecticut State Health & Educational Facilities Authority, Revenue Bonds (Series 2885), 1.620%, 1/1/2016 (4)	3,575,000	3,575,000
Connecticut State, GO UT, 1.550%, 11/15/2009 (4)	7,850,000	7,850,000

		11,425,000
Delaware - 0.5%
Wilmington, Delaware, Revenue Bonds, 2.900%, 10/1/2037, Call Date 12/1/2008 (4)	5,000,000	5,000,000
Florida - 8.7%
Broward County, Florida School Board, Certificate Participation (Series 2991Z), 2.620%, 1/1/2016 (4)	4,995,000	4,995,000
Citizens Property Insurance Corp., Revenue Notes (Series A-2), 4.500%, 6/1/2009	15,000,000	15,072,313
Citizens Property Insurance Corp., Revenue Notes, 4.500%, 6/1/2009	7,000,000	7,068,137
Florida Higher Educational Facilities Financial Authority, Revenue Bonds 1.000%, 3/1/2038, Call Date 12/3/2008 (4)	7,000,000	7,000,000
Florida Housing Finance Corp. Multifamily Mortgage, Revenue Bonds, 1.050%, 12/15/2041, Call Date 12/15/2008 (4)	2,000,000	2,000,000
Florida State Department Environmental Protection Preservation, Revenue Bonds (Series B), 3.500%, 7/1/2009	3,660,000	3,687,471
Gulf Breeze, Florida, Revenue Bonds, 5.000%, 12/1/2020 (4)	16,500,000	16,500,000
Miami, Florida Health Facilities Authority, Revenue Bonds, 1.000%, 8/1/2026, Call Date 12/1/2008 (4)	9,270,000	9,270,000
Orange County, Florida Health Facilities Authority, Revenue Bonds (Series G), 2.500%, 10/1/2026, Call Date 12/1/2008 (4)	6,900,000	6,900,000
Puttable Floating Option Tax-Exempt Receipts, Certificate Participation, 2.160%, 7/1/2023, Call Date 7/1/2016 (4)	6,675,000	6,675,000

		79,167,921
Georgia - 4.1%
Cobb County, Georgia Housing Authority, Revenue Bonds, 1.100%, 6/1/2025, Call Date 12/15/2008 (4)	4,300,000	4,300,000
Fulton County, Georgia Development Authority, Revenue Bonds, 1.000%, 6/1/2037, Call Date 12/1/2008 (4)	8,000,000	8,000,000
Gwinnett County, Georgia Hospital Authority, Revenue Bonds (Series C), 1.200%, 7/1/2032, Call Date 12/1/2008 (4)	9,400,000	9,400,000
Marietta, Georgia Housing Authority, Revenue Bonds, 1.150%, 7/1/2024, Call Date 12/1/2008 (4)	12,035,000	12,035,000

Description	Principal Amount	Value
Municipals (continued)

Georgia (continued)
Rome-Floyd County, Georgia Development Authority, Revenue Bonds, 1.130%, 11/1/2011 (4)	$3,500,000	$3,500,000

		37,235,000
Idaho - 3.3%
Idaho State Building Authority, Revenue Bonds (Series A), 1.000%, 9/1/2025, Call Date 12/1/2008 (4)	10,000,000	10,000,000
Term Tender Custodial Receipts, Revenue Bonds, 3.250%, 1/23/2009 (4)	20,000,000	20,000,000

		30,000,000
Illinois - 5.4%
Illinois Finance Authority, Revenue Bonds (Series 2359), 1.030%, 7/15/2021 (4)	14,600,000	14,600,000
Illinois Finance Authority, Revenue Bonds (Series 2967), 1.180%, 2/15/2016 (4)	5,595,000	5,595,000
Illinois Finance Authority, Revenue Bonds, 1.200%, 5/1/2038, Call Date 12/1/2008 (4)	5,900,000	5,900,000
Lakemoor, Illinois Multifamily, Revenue Bonds (Series B), 1.530%, 12/1/2020 (4)	7,925,000	7,925,000
Phoenix Realty SPL Account-U LP Illinois, Multifamily, Refunding Revenue Bonds, 1.240%, 4/1/2020, Call Date 12/1/2008 (4)	4,075,000	4,075,000
Quad Cities Regional Economic Development Authority, Revenue Bonds, 1.050%, 12/1/2031, Call Date 12/1/2008 (4)	5,140,000	5,140,000
Upper Illinois River Valley Development Authority, Revenue Bonds, 1.010%, 8/1/2033, Call Date 12/1/2008 (4)	6,335,000	6,335,000

		49,570,000
Indiana - 0.8%
Dekko Foundation Educational Facilities Tax Exempt Income Trust, Certificates of Ownership (Series 1), 0.900%, 4/1/2021, Call Date 12/1/2008 (4)	300,000	300,000
Indiana State Finance Authority, Revenue Bonds, 1.010%, 6/1/2038, Call Date 12/1/2008 (4)	3,000,000	3,000,000
Noblesville Building Corporation, Revenue Bonds (Series 1068B), 1.780%, 7/15/2013 (4)	4,215,000	4,215,000

		7,515,000
Iowa - 0.5%
Iowa Finance Authority, Revenue Bonds, 1.050%, 12/1/2027, Call Date 12/1/2008 (4)	700,000	700,000
Iowa Higher Education Loan Authority, Revenue Notes (Series B), 3.000%, 5/20/2009	3,620,000	3,632,358

		4,332,358
Kentucky - 1.2%
Hancock County, Kentucky Industrial Building Revenue Bonds, 1.130%, 7/1/2012 (4)	1,685,000	1,685,000
Hancock County, Kentucky Pollution Control Revenue Bonds, 1.130%, 7/1/2012 (4)	1,000,000	1,000,000
Kentucky Economic Development Finance Authority, Revenue Bonds, 4.000%, 1/1/2038, Call Date 12/18/2008 (4)	8,500,000	8,500,000

		11,185,000
Louisiana - 1.4%
BB&T Municipal Trust, Revenue Bonds (Series 4002), 1.100%, 1/1/2024, Call Date 12/1/2008 (4)	6,135,000	6,135,000
Lafayette Parish, Louisiana Industrial Development Board, Inc., Revenue Bonds, 1.400%, 12/15/2014, Call Date 12/1/2008 (4)	1,205,000	1,205,000
Plaquemines, Louisiana Port Harbor & Terminal District Port Facilities, Revenue Bonds, 2.200%, 3/15/2025, Call Date 3/15/2009 (4)	5,000,000	5,000,000

		12,340,000
Maryland - 1.3%
Baltimore County, Maryland Economic Development, Revenue Bonds, 1.000%, 10/1/2027, Call Date 12/1/2008 (4)	4,120,000	4,120,000
Maryland Community Development, Revenue Bonds, 1.550%, 3/1/2041, Call Date 12/1/2008 (4)	2,000,000	2,000,000
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, 2.800%, 7/1/2034, Call Date 12/1/2008 (4)	5,785,000	5,785,000

		11,905,000
Massachusetts - 0.3%
Massachusetts Health & Educational Facilities Authority, Revenue Bonds (Series K), 4.000%, 12/1/2008	2,510,000	2,510,000
Michigan - 2.7%
Oakland County, Michigan Economic Development Corp., Revenue Bonds, 3.250%, 11/1/2037, Call Date 12/1/2008 (4)	19,390,000	19,390,000
Wayne State University, Revenue Bonds (Series 2669Z), 1.100%, 5/15/2016 (4)	4,995,000	4,995,000

		24,385,000
Minnesota - 2.0%
Eagan, Minnesota Multifamily, Revenue Bonds, 1.710%, 12/1/2029 (4)	8,990,000	8,990,000
Minnesota Rural Water Finance Authority, Revenue Notes, 2.750%, 6/1/2009	7,500,000	7,525,704
St. Paul, Minnesota Port Authority Industrial Development, Revenue Bonds (Series 1), 4.000%, 6/1/2019, Call Date 12/1/2008 (4)	1,690,000	1,690,000

		18,205,704
Mississippi - 0.5%
Puttable Floating Option Tax-Exempt Receipts, Revenue Bonds, 3.160%, 1/1/2030 (4)	5,000,000	5,000,000

Description	Principal Amount	Value
Municipals (continued)

Missouri - 1.1%
Austin Trust, Revenue Bonds (Series 2007-309), 1.030%, 11/1/2009 (4)	$9,995,000	$9,995,000
Montana - 0.4%
Montana State Board of Investment Economic Development, Revenue Bonds, 1.080%, 9/1/2010 (4)	3,925,000	3,925,000
Nebraska - 0.1%
Nebraska, Investment Finance Authority, Multifamily Mortgage, Revenue Bonds, 6.880%, 9/1/2031, Call Date 12/1/2008 (4)	600,000	600,000
Nevada - 0.6%
Las Vegas Valley, Nevada Water District, GO UT (Series 1303), 1.110%, 6/1/2011 (4)	5,300,000	5,300,000
New Hampshire - 1.5%
New Hampshire Business Finance Authority Resource Recovery, Revenue Bonds (Series A), 2.900%, 1/1/2018, Call Date 12/1/2008 (4)	13,515,000	13,515,000
New Jersey - 1.6%
New Jersey Economic Development Authority, Revenue Bonds, 4.250%, 4/1/2027, Call Date 12/3/2008 (4)	14,780,000	14,780,000
New York - 4.6%
BB&T Municipal Trust, Revenue Bonds (Series 4000), 1.090%, 7/1/2018 (4)	1,325,000	1,325,000
JP Morgan Chase Putters/Drivers Trust, Revenue Bonds (Series 3126), 1.200%, 5/15/2014 (4)	8,370,000	8,370,000
JP Morgan Chase Putters/Drivers Trust, Revenue Bonds (Series 3205), 1.240%, 4/1/2026, Call Date 7/1/2017 (4) (6)	5,245,000	5,245,000
Metropolitan Transportation Authority, Revenue Bonds (Series 1662), 3.500%, 11/15/2014 (4)	7,000,000	7,000,000
New York State Housing Finance Agency, Revenue Bonds, 5.000%, 5/1/2042, Call Date 12/1/2008 (4)	16,000,000	16,000,000
Suffolk County, New York Industrial Development Agency, Revenue Bonds, 1.050%, 4/1/2018, Call Date 12/3/2008 (4)	3,785,000	3,785,000

		41,725,000
North Carolina - 0.4%
Cabarrus County, North Carolina Industrial Facilities and Pollution Control Financing Authority, Revenue Bonds, 1.200%, 8/1/2023, Call Date 12/1/2008 (4)	3,320,000	3,320,000
Ohio - 6.3%
American Municipal Power-Ohio Inc., Revenue Notes, 3.500%, 4/1/2009	20,000,000	20,058,107
Lawrence County, Ohio Industrial Development, Revenue Bonds, 1.130%, 11/1/2011 (4)	3,250,000	3,250,000
Montgomery County, Ohio Industrial Development, Refunding Revenue Bonds, 1.130%, 10/1/2009 (4)	4,700,000	4,700,000
Puttable Floating Option Tax-Exempt Receipts, Revenue Bonds, 2.160%, 1/1/2019 (4)	7,140,000	7,140,000
Puttable Floating Option Tax-Exempt Receipts, Revenue Bonds, 3.110%, 6/1/2037 (4)	11,065,000	11,065,000
Puttable Floating Option Tax-Exempt Receipts, Revenue Bonds, 3.840%, 10/1/2030 (4)	11,000,000	11,000,000

		57,213,107
Oklahoma - 0.5%
Oklahoma State Industrial Authority, Revenue Bonds, 1.400%, 8/1/2018, Call Date 12/1/2008 (4)	1,440,000	1,440,000
Tulsa, Oklahoma Industrial Authority, Revenue Bonds, 1.230%, 11/1/2026, Call Date 12/1/2008 (4)	2,955,000	2,955,000

		4,395,000
Pennsylvania - 4.5%
Allegheny County, Pennsylvania Hospital Development Authority, Revenue Bonds, 1.050%, 7/15/2028, Call Date 12/15/2008 (4)	3,005,000	3,005,000
Allegheny County, Pennsylvania Industrial Development Authority Health & Housing Facilities, Revenue Bonds, 1.130%, 7/1/2010 (4)	3,100,000	3,100,000
Pennsylvania State Higher Educational Facilities Authority, Revenue Bonds, 2.150%, 5/1/2037, Call Date 5/1/2009 (4)	5,900,000	5,900,000
Philadelphia, Pennsylvania Authority for Industrial Development, Revenue Bonds, 1.200%, 12/1/2035, Call Date 12/1/2008 (4)	200,000	200,000
Puttable Floating Option Tax-Exempt Receipts, Revenue Bonds, 4.210%, 11/15/2037, Call Date 11/15/2010 (4)	19,640,000	19,640,000
Reading, Pennsylvania School District, GO UT (Series 2952), 2.620%, 1/15/2014 (4)	9,075,000	9,075,000

		40,920,000
Puerto Rico - 2.6%
Austin Trust, Revenue Bonds (Series 2008-355), 1.090%, 7/1/2011 (4)	10,000,000	10,000,000
Puerto Rico Housing Finance Authority, Revenue Bonds (Series 2984), 1.120%, 6/1/2012 (4)	9,050,000	9,050,000
Puerto Rico Industrial Medical & Environmental Pollution Control Facilities, Financing Authority, Revenue Bonds, 2.250%, 3/1/2023, Call Date 3/1/2009 (4)	4,500,000	4,500,000

		23,550,000

Description	Principal Amount	Value
Municipals (continued)

South Carolina - 1.0%
Piedmont, South Carolina Municipal Power Agency, Revenue Bonds (Series 2896), 1.200%, 7/1/2021 (4)	$7,325,000	$7,325,000
South Carolina Transportation Infrastructure, Revenue Bonds (Series 1283), 1.110%, 4/1/2012 (4)	2,095,000	2,095,000

		9,420,000
South Dakota - 1.4%
South Dakota Health & Educational Facilities Authority, Revenue Bonds, 1.100%, 10/1/2034, Call Date 12/1/2008 (4)	5,625,000	5,625,000
South Dakota Housing Development Authority, Revenue Bonds (Series A), 1.110%, 5/1/2048, Call Date 12/1/2008 (4)	7,320,000	7,320,000

		12,945,000
Tennessee - 2.9%
Clarksville, Tennessee Public Building Authority, Revenue Bonds, 1.000%, 7/1/2024, Call Date 12/1/2008 (4)	23,010,000	23,010,000
Rutherford County, Tennessee Industrial Development Board, Revenue Bonds, 1.130%, 7/1/2010 (4)	1,000,000	1,000,000
Williamson County, Tennessee Industrial Development Board, Revenue Bonds, 1.000%, 9/1/2025, Call Date 12/1/2008 (4)	2,450,000	2,450,000

		26,460,000
Texas - 10.4%
Atascosa County, Texas Industrial Development Corp., Revenue Bonds, 1.300%, 6/30/2020, Call Date 12/1/2008 (4)	11,000,000	11,000,000
Bexar County, Texas Housing Finance Corp., Revenue Bonds, 1.000%, 12/15/2034, Call Date 12/15/2008 (4)	4,930,000	4,930,000
Comal, Texas Independent School District, GO UT, 1.200%, 8/1/2016 (4)	2,260,000	2,260,000
Crawford, Texas Education Facilities Corp., Revenue Bonds (Series A), 1.010%, 5/1/2038, Call Date 12/4/2008 (4)	1,600,000	1,600,000
Harris County, Texas Health Facilities Development Corp., Revenue Bonds (Series 1018), 1.000%, 1/1/2023 (4) (6)	9,370,000	9,370,000
JP Morgan Chase Putters/Drivers Trust, GO UT (Series 3157), 1.060%, 2/15/2012 (4) (6)	7,960,000	7,960,000
JP Morgan Chase Putters/Drivers Trust, GO UT (Series 3184Z), 1.060%, 2/15/2015 (4) (6)	4,995,000	4,995,000
JP Morgan Chase Putters/Drivers Trust, GO UT (Series 3222), 1.060%, 2/15/2028, Call Date 2/15/2017 (4) (6)	16,685,000	16,685,000
JP Morgan Chase Putters/Drivers Trust, GO UT (Series 3238), 1.030%, 10/1/2029, Call Date 4/1/2015 (4) (6)	2,165,000	2,165,000
Texas Small Business Industrial Development Corp., Revenue Bonds, 0.900%, 7/1/2026, Call Date 12/3/2008 (4)	19,915,000	19,915,000
Texas State Putters, GO UT (Series 2615), 1.120%, 10/1/2015 (4)	6,900,000	6,900,000
Trinity River Industrial Development Authority, Revenue Bonds, 0.950%, 1/1/2013, Call Date 12/3/2008 (4)	7,700,000	7,700,000

		95,480,000
Vermont - 0.2%
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds, 1.150%, 4/1/2015, Call Date 12/1/2008 (4)	1,475,000	1,475,000
Virginia - 1.6%
Alexandria, Virginia Industrial Development Authority, Revenue Bonds, 1.180%, 7/1/2023, Call Date 1/2/2009 (4)	7,180,000	7,180,000
Harrisonburg, Virginia Industrial Development Authority, Revenue Bonds, 3.750%, 12/1/2021, Call Date 12/1/2008 (4)	6,070,000	6,070,000
Suffolk, Virginia Redevelopment & Housing Authority Multi-Family Housing, Revenue Bonds, 0.910%, 9/1/2019, Call Date 12/1/2008 (4)	1,405,000	1,405,000

		14,655,000
Washington - 2.4%
Central Washington University System, Revenue Bonds (Series 3014), 1.200%, 11/1/2012 (4)	6,935,000	6,935,000
Spokane, Washington Public Facilities District, Revenue Bonds (Series 3012), 1.110%, 6/1/2012 (4)	6,230,000	6,230,000
Washington Economic Development Finance Authority, Revenue Bonds, 0.810%, 8/1/2033, Call Date 12/1/2008 (4)	7,500,000	7,500,000
Washington State Housing Finance Commission Nonprofit, Revenue Bonds, 1.230%, 12/1/2023, Call Date 12/1/2008 (4)	1,565,000	1,565,000

		22,230,000
Wisconsin - 11.1%
Appleton, Wisconsin Area School District, Revenue Notes, 4.150%, 9/30/2009	5,000,000	5,006,356
Arrowhead, Wisconsin Union High School District, Revenue Notes, 2.375%, 9/29/2009	3,550,000	3,556,451
Ashland, Wisconsin School District, Revenue Bonds, 2.250%, 8/28/2009	4,300,000	4,305,000
Denmark, Wisconsin School District, Revenue Notes, 2.500%, 8/28/2009	3,500,000	3,502,782
La Crosse, Wisconsin Development, Revenue Bonds, 0.810%, 6/1/2028, Call Date 12/1/2008 (4)	9,500,000	9,500,000

Description	Shares or Principal Amount	Value
Municipals (continued)

Wisconsin (continued)
Menomonee Falls, Wisconsin School District, Revenue Notes, 2.720%, 8/24/2009	$10,250,000	$10,260,160
Mequon & Thiensville, Wisconsin School District, GO UT Notes, 2.500%, 9/4/2009	9,500,000	9,535,289
Neenah, Wisconsin Joint School District, GO UT Notes, 3.750%, 2/27/2009	8,200,000	8,204,988
Pulaski, Wisconsin Community School District, Revenue Notes, 2.750%, 9/15/2009	4,100,000	4,107,861
Sheboygan Falls, Wisconsin School District, GO UT Notes, 2.250%, 9/23/2009 (3)	2,000,000	2,002,530
Shorewood, Wisconsin School District, Revenue Notes, 3.500%, 10/15/2009	6,400,000	6,411,850
Two Rivers, Wisconsin Public School District, Revenue Notes, 2.500%, 9/30/2009	4,200,000	4,209,866
Wisconsin Dells, Wisconsin School District, Promissory Notes, 4.250%, 10/28/2009	2,750,000	2,755,994
Wisconsin Housing and Economic Development Authority, Revenue Bonds (Series D), 0.900%, 5/1/2037, Call Date 12/1/2008 (4)	4,635,000	4,635,000
Wisconsin State Health & Educational Facilities Authority, Revenue Bonds (Series B), 0.760%, 5/1/2033, Call Date 12/1/2008 (4)	10,000,000	10,000,000
Wisconsin State Health & Educational Facilities Authority, Revenue Bonds (Series E), 1.380%, 2/1/2022 (4)	1,785,000	1,785,000
Wisconsin State Health & Educational Facilities Authority, Revenue Bonds, 1.230%, 4/1/2036, Call Date 12/1/2008 (4)	1,000,000	1,000,000
Wisconsin State Health & Educational Facilities Authority, Revenue Bonds, 1.330%, 8/1/2026, Call Date 12/1/2008 (4)	11,000,000	11,000,000
Wisconsin State Health & Educational Facilities Authority, Revenue Bonds, 1.400%, 5/1/2026, Call Date 12/1/2008 (4)	200,000	200,000

		101,979,127

Total Municipals		864,187,930

Mutual Funds - 5.1%
Federated Tax-Free Obligations Fund	38,353,730	38,353,730
Fidelity Tax Exempt Money Market	8,500,000	8,500,000

Total Mutual Funds (identified cost $46,853,730)		46,853,730

Total Investments - 100.1% (at amortized cost)		913,541,660
Other Assets and Liabilities - (0.1)%		(1,041,423)

Total Net Assets - 100.0%		$912,500,237

Prime Money Market Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2008

(Unaudited)

Description	Principal Amount	Value
Commercial Paper - 50.2%

Asset-Backed Securities - 29.7%
Atlantis One Funding, 1.500%, 2/9/2009 (6) (7) (11)	$150,000,000	$149,562,500
Cafco LLC, 1.600%, 2/17/2009 (6) (7) (11)	100,000,000	99,653,333
Chariot Funding LLC, 1.000%, 12/15/2008 (6) (7) (11)	10,150,000	10,146,053
Chariot Funding LLC, 1.000%, 12/18/2008 (6) (7) (11)	24,000,000	23,988,667
Chariot Funding LLC, 1.020%, 12/8/2008 (6) (7) (11)	20,851,000	20,846,865
Chariot Funding LLC, 1.400%, 1/26/2009 (6) (7) (11)	25,000,000	24,945,555
Ciesco LLC, 0.750%, 12/2/2008 (6) (7) (11)	35,000,000	34,999,271
Ciesco LLC, 1.600%, 2/12/2009 (6) (7) (11)	100,000,000	99,675,555
Citibank Omni Master Trust, 2.050%, 12/9/2008 (6) (7) (11)	144,000,000	143,934,400
Fairway Finance Corp., 0.900%, 12/1/2008 (6) (7) (11)	30,000,000	30,000,000
Fairway Finance Corp., 1.250%, 12/2/2008 (6) (7) (11)	65,000,000	64,997,743
Falcon Asset Securitization Co., LLC, 1.400%, 1/20/2009 (6) (7) (11)	100,000,000	99,805,555
Gemini Securitization Corp., 1.950%, 2/23/2009 (6) (7) (11)	50,000,000	49,772,500
Gemini Securitization Corp., 2.050%, 2/18/2009 (6) (7) (11)	100,000,000	99,550,139
GovCo LLC, 1.600%, 2/18/2009 (6) (7) (11)	100,000,000	99,648,889
Jupiter Securitization Co., 1.400%, 1/12/2009 (6) (7) (11)	50,000,000	49,918,333
Jupiter Securitization Co., 1.400%, 1/22/2009 (6) (7) (11)	100,000,000	99,797,778
Park Avenue Receivables Co., 1.400%, 1/23/2009 (6) (7) (11)	100,255,000	100,048,363
Thunder Bay Funding LLC, 0.750%, 12/1/2008 (6) (7) (11)	25,000,000	25,000,000
Thunder Bay Funding LLC, 1.100%, 12/15/2008 (6) (7) (11)	50,000,000	49,978,611
Thunder Bay Funding LLC, 1.100%, 12/19/2008 (6) (7) (11)	8,000,000	7,995,600
Thunder Bay Funding LLC, 1.500%, 2/13/2009 (6) (7) (11)	62,895,000	62,701,074

		1,446,966,784
Banks - 2.6%
Wells Fargo & Co., 0.262%, 12/1/2008 (11)	100,000,000	100,000,000
Westpac Banking Corp., NY, 1.250%, 1/28/2009 (6) (7) (11)	25,000,000	24,949,653

		124,949,653
FDIC - Insured CP - 3.1%
Merrill Lynch & Co., Inc. 2.290%, 1/22/2009 (11)	150,000,000	149,503,833
Foreign Banks - 11.3%
Australia & New Zealand Banking Group, 3.214%, 10/2/2009 (6) (7)	150,000,000	150,000,000
BNP Paribas, 1.990%, 1/26/2009 (11)	150,000,000	149,535,667
Societe Generale North America, Inc., 1.430%, 12/22/2008 (11)	150,000,000	149,874,875
UBS Finance (Delaware) LLC, 2.250%, 1/20/2009 (11)	50,000,000	49,843,750
UBS Finance (Delaware) LLC, 2.830%, 12/10/2008 (11)	50,000,000	49,964,625

		549,218,917
Insurance - 3.6%
Pacific Life Insurance Co., 0.750%, 12/1/2008 (6) (7) (11)	25,000,000	25,000,000
Prudential Financial, Inc., 2.550%, 12/8/2008 (6) (7) (11)	100,000,000	99,950,417
Prudential Financial, Inc., 4.000%, 1/20/2009 (6) (7) (11)	25,000,000	24,861,111
Prudential Financial, Inc., 4.000%, 1/23/2009 (6) (7) (11)	25,000,000	24,852,778

		174,664,306

Total Commercial Paper		2,445,303,493

Corporate Bonds & Notes - 6.2%

Banks - 1.3%
Royal Bank of Canada NY, 5.290%, 2/2/2009	11,920,000	11,947,465
UBS AG Stamford, 4.535%, 12/10/2008	50,000,000	50,000,119

		61,947,584
Broker/Dealers - 1.0%
Morgan Stanley, 3.875%, 1/15/2009	48,942,000	48,924,507
Insurance - 0.2%
John Hancock Global Funding II, 3.500%, 1/30/2009 (6) (7)	6,000,000	5,995,224
Pacific Life Global Funding, 3.750%, 1/15/2009 (6) (7)	5,520,000	5,515,158

		11,510,382

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Personal Credit - 0.9%
American Honda Finance Corp., (Series MTN), 3.450%, 1/28/2009 (6) (7)	$44,500,000	$44,571,143
Telecommunications - 2.8%
Bellsouth Corp., 4.973%, 4/26/2009 (6) (7)	134,000,000	134,685,418

Total Corporate Bonds & Notes		301,639,034

Municipals - 0.5%

Wisconsin - 0.5%
Wisconsin Housing & Economic Development Authority, Revenue Bonds (Series E), 3.490%, 3/1/2036 (4)	23,670,000	23,670,000

Total Municipals		23,670,000

Notes-Variable - 25.6%

Banks - 8.7%
Bank of America, 3.665%, 7/30/2009 (4)	65,000,000	65,000,000
Bank of America, 4.350%, 10/2/2009 (4)	85,000,000	85,000,000
Bank of Montreal/Chicago, 2.561%, 8/28/2009 (4)	150,000,000	150,000,000
Westpac Banking Corp. NY, (Series DPNT), 2.535%, 8/11/2009 (4)	100,000,000	100,000,000
Westpac Banking Corp. NY, (Series MTN), 2.878%, 1/9/2009 (4)	25,000,000	25,000,000

		425,000,000

Broker/Dealers - 1.5%
Deutsche Bank NY, 3.414%, 7/21/2009 (4)	50,000,000	50,000,000
Goldman Sachs Group, Inc., 3.294%, 6/19/2009 (4)	12,429,000	12,368,650
Goldman Sachs Group, Inc., 3.300%, 6/23/2009 (4)	10,429,000	10,377,781

		72,746,431

Foreign Banks - 2.6%
National Australia Bank, 2.314%, 8/19/2009 (4) (6) (7)	8,000,000	7,967,628
National Australia Bank, 2.858%, 9/11/2009 (4) (6) (7)	19,761,000	19,721,439
National Australia Bank, 3.025%, 10/6/2009 (4) (6) (7)	100,000,000	100,000,000

		127,689,067

Insurance - 10.6%
Genworth Life Insurance Co., 4.743%, 12/17/2008 (4) (6) (10)	150,000,000	150,000,000
Hartford Life Global Funding, 3.089%, 10/15/2009 (4)	40,000,000	40,000,000
Jackson National Life Insurance Co., 3.468%, 5/22/2009 (4) (6) (7)	100,000,000	99,987,703
MassMutual Global Funding II, 3.313%, 3/19/2009 (4) (6) (7)	75,000,000	75,000,000
Metropolitan Life Global Funding I, 4.570%, 8/7/2009 (4) (6) (7)	35,000,000	35,000,000
Metropolitan Life Insurance Co., 3.060%, 6/1/2009 (4) (6) (10)	65,000,000	65,000,000
Metropolitan Life Insurance Co., 3.393%, 2/2/2009 (4) (6) (10)	50,000,000	50,000,000

		514,987,703

Personal Credit - 2.2%
American Honda Finance Corp., (Series MTN), 4.183%, 4/2/2009 (4) (6) (7)	50,000,000	50,000,000
American Honda Finance Corp., (Series MTN), 4.419%, 7/8/2009 (4) (6) (7)	55,000,000	55,000,000

		105,000,000

Total Notes-Variable		1,245,423,201

Repurchase Agreements - 14.1%
Agreement with Deutsche Bank Alex Brown, Inc., 0.250%, dated 11/28/2008 to be repurchased at $150,003,125 on 12/1/2008, collateralized by U.S. Government Agency Obligations with various maturities to 5/1/2023, with a market value of $154,418,951	150,000,000	150,000,000
Agreement with Deutsche Bank Alex Brown, Inc., 0.850%, dated 11/28/2008 to be repurchased at $150,010,625 on 12/1/2008, collateralized by U.S. Government Agency Obligations with various maturities to 5/1/2023, with a market value of $154,418,951	150,000,000	150,000,000
Agreement with Fixed Income Clearing Corporation, 0.100%, dated 11/28/2008 to be repurchased at $99,401,846 on 12/1/2008, collateralized by a U.S. Government Agency Obligation with a maturity of 12/17/2008, with a market value of $101,390,000	99,401,018	99,401,018
Agreement with Morgan Stanley & Co., Inc., 0.200%, dated 11/28/2008 to be repurchased at $135,002,250 on 12/1/2008, collateralized by U.S. Government Agency Obligations with various maturities to 11/19/2019, with a market value of $137,700,427	135,000,000	135,000,000

Description	Principal Amount	Value
Repurchase Agreements (continued)

Agreement with Morgan Stanley & Co., Inc., 0.850%, dated 11/28/2008 to be repurchased at $150,010,625 on 12/1/2008, collateralized by U.S. Government Agency Obligations with various maturities to 5/15/2030, with a market value of $157,824,894	$150,000,000	$150,000,000

Total Repurchase Agreements		684,401,018

Trust Demand Notes - 2.8%

Broker/Dealers - 1.3%
JP Morgan Securities, Inc., 1.000%, 12/1/2008 (4) (6) (7)	63,000,000	63,000,000
Insurance - 1.5%
ING USA Annuity & Life Insurance Co., 3.911%, 12/24/2008 (4) (6) (10)	75,000,000	75,000,000

Total Trust Demand Notes		138,000,000

Total Investments - 99.4% (at amortized cost)		4,838,436,746
Other Assets and Liabilities - 0.6%		28,687,937

Total Net Assets - 100.0%		$4,867,124,683

Notes to Schedules of Investments (Unaudited)

The categories of investments are shown as a percentage of total net assets for each Fund as of November 30, 2008.

(1)	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.

(2)	Non-income producing.

(3)	Represents the initial deposit within a margin account used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

(4)	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of November 30, 2008.

(5)	Purchased on a when-issued or delayed delivery basis.

(6)	Denotes a restricted security which is subject to restrictions on resale under federal securities law. At November 30, 2008, these securities amounted to:

Fund	Amount	% of Total Net Assets
Short-Term Income Fund	$2,010,693	2.32%
Short-Intermediate Bond Fund	18,447,794	8.72
Government Income Fund	9,271,923	2.38
Aggregate Bond Fund	11,886,933	5.08
Tax-Free Money Market Fund	46,420,000	5.09
Prime Money Market Fund	2,833,024,456	58.21

(7)	Denotes a restricted security which has been deemed liquid by criteria approved by the Board of Directors of Marshall Funds, Inc.

(8)	Please refer to the Statement of Additional Information for an explanation of the credit ratings. Credit ratings contained in the Schedule of Investments are not audited by the Funds’ independent accounting firm.

(9)	Securities that are subject to alternative minimum tax represent 9.93% of Intermediate Tax-Free Fund’s portfolio as calculated based upon total portfolio market value.

(10)	Securities have redemption features that may delay redemption beyond seven days.

(11)	Each issue shows the rate of the discount at the time of purchase.

(12)	Issue is in default of bankruptcy.

The following acronyms are used throughout this report:

ADR	-	American Depository Receipt
AMBAC	-	American Municipal Bond Assurance Corporation
AMT	-	Alternative Minimum Tax
BHAC	-	Berkshire Hathaway Assurance Corporation
BMA	-	Bond Market Association
CFC	-	Cooperative Finance Corporation
CIFG	-	CDC IXIS Financial Guaranty
COL	-	Collateralized
FGIC	-	Financial Guaranty Insurance Corporation
FRN	-	Floating Rate Note
FSA	-	Financial Security Assurance Corporation
GDR	-	Global Depository Receipt
GO	-	Government Obligation
HFDC	-	Health Facility Development Corporation
IDC	-	Industrial Development Corporation
INS	-	Insured
LIQ	-	Liquidity Agreement
LOC	-	Letter of Credit
LP	-	Limited Partnership
LT	-	Limited Tax
MTN	-	Medium Term Note
PCA	-	Pollution Control Authority
PLC	-	Public Limited Company
REITs	-	Real Estate Investment Trusts
REMIC	-	Real Estate Mortgage Investment Conduit
TCRs	-	Transferable Custody Receipts
TRANs	-	Tax and Revenue Anticipation Notes
UT	-	Unlimited Tax
VRNs	-	Variable Rate Notes

Additional Information Associated with the Schedules of Investments

1. Federal Tax Information

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the discount accretion/premium amortization of debt securities.

The identified cost for tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at November 30, 2008 are as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
Large-Cap Value Fund	$302,890,184	$17,008,619	$(36,608,469)	$(19,599,850)
Large-Cap Growth Fund	253,098,158	5,200,254	(39,614,900)	(34,414,646)
Mid-Cap Value Fund	330,050,215	14,213,508	(85,726,706)	(71,513,198)
Mid-Cap Growth Fund	250,821,033	5,894,555	(41,841,770)	(35,947,215)
Small-Cap Growth Fund	316,608,935	12,488,676	(50,729,285)	(38,240,609)
International Stock Fund	238,339,774	1,450,600	(72,288,090)	(70,837,490)
Short-Term Income Fund	109,624,506	518,701	(11,890,217)	(11,371,516)
Short-Intermediate Bond Fund	481,178,428	2,506,340	(72,235,414)	(69,729,074)
Intermediate Tax-Free Fund	95,664,731	795,475	(3,662,897)	(2,867,422)
Government Income Fund	813,581,182	18,313,834	(62,853,540)	(44,539,706)
Aggregate Bond Fund	384,359,526	5,790,894	(46,598,892)	(40,807,998)
Government Money Market Fund*	1,172,905,039	—	—	—
Tax-Free Money Market Fund*	913,541,660	—	—	—
Prime Money Market Fund*	4,838,436,746	—	—	—

*	at amortized cost

2. Securities Lending

Certain Funds participate in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities loaned. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates) and money market funds, the valuation of which is discussed in “Investment Valuations” in Note 1 of the Notes to the Financial Statements. When a Fund lends its portfolio securities, it is subject to the risk that it may not be able to get them back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities. A Fund is also subject to the risks associated with the investments of cash collateral received from the borrower. On May 18, 2000, the Securities and Exchange Commission issued an order to the Marshall Funds that exempts certain securities lending activities from prohibitions under the Act. Under the terms of the exemptive order, (i) the Funds may pay a portion of net revenue to Marshall & Ilsley Trust Company N.A. (“M&I Trust”) for its services as securities lending agent, and (ii) cash collateral received for a loan of one Fund’s securities may be invested jointly with collateral received for loans of other Funds’ securities.

Cash collateral received as part of the securities lending program was jointly pooled and invested in the following securities as of November 30, 2008 (1):

Description	Value
Bank of Scotland PLC, 2.920%, 12/1/2008	$20,000,000
Bayerische Landesbank NY, 1.459%, 12/23/2009	19,993,200
Citigroup Funding, Inc. 0.680%, 2/23/2009	25,102,184
Goldman Sachs Money Market Fund	1,662,399
HSH Nordbank NY, 1.469%, 12/22/2008	19,996,400
Metlife Insurance FA, 3.100%, 2/26/2009	20,000,000
Provident Money Market Fund	375,923,529
Westpac Bank NY, 2.878%, 1/9/2009	9,997,100

Total	$492,674,812

Fund	Value of Securities Loaned	Payable on Collateral Due to Brokers
Large-Cap Value Fund	$87,337,762	$90,746,607
Large-Cap Growth Fund	71,703,520	74,502,151
Mid-Cap Value Fund	70,620,696	73,377,063
Mid-Cap Growth Fund	58,047,215	60,312,831
Small-Cap Growth Fund	92,506,713	96,117,303
International Stock Fund	25,178,296	26,161,018
Short-Term Income Fund	21,755,876	22,605,021
Short-Intermediate Bond Fund	30,380,605	31,566,379
Government Income Fund	9,989,109	10,378,989
Aggregate Bond Fund	6,647,976	6,907,450

Total	$474,167,768	$492,674,812

(1)	The collateral pool is managed by the Fund Manager of the Short-Term Income, Prime Money Market and Government Money Market Funds, at no cost to the Funds. Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of November 30, 2008.

3. FASB 157 Discussion and Disclosure

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Valuation Measurements.” The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied. The Funds adopted FASB 157 as of September 1, 2008.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, Money Market holdings are valued using amortized cost under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of the holding, but since the value is not obtained from a quoted price in an active market, such holdings are reflected as Level 2. The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2008:

	Investments in Securities
Fund	Level 1	Level 2	Level 3	Total
Large-Cap Value Fund	$190,988,395	$1,255,332	$—	$192,243,727
Large-Cap Growth Fund	137,285,023	6,896,338	—	144,181,361
Mid-Cap Value Fund	176,028,853	9,131,101	—	185,159,954
Mid-Cap Growth Fund	151,778,322	2,782,665	—	154,560,987
Small-Cap Growth Fund	178,883,857	3,367,166	—	182,251,023
International Stock Fund*	7,901,041	133,440,225	—	141,341,266
Short-Term Income Fund	6,333,475	85,012,065	—	91,345,540
Short-Intermediate Bond Fund	—	274,061,193	—	274,061,193
Intermediate Tax-Free Fund	2,397,850	90,399,459	—	92,797,309
Government Income Fund	—	737,475,097	—	737,475,097
Aggregate Bond Fund	—	320,946,507	—	320,946,507
Government Money Market Fund	—	1,172,905,039	—	1,172,905,039
Tax-Free Money Market Fund	—	913,541,660	—	913,541,660
Prime Money Market Fund	—	4,838,436,746	—	4,838,436,746

	Unrealized Appreciation/Depreciation On Other Financial Instruments**
Fund	Level 1	Level 2	Level 3	Total
Large-Cap Value Fund	$(796,565)	$—	$—	$(796,565)
Large-Cap Growth Fund	(6,651)	—	—	(6,651)
Short-Term Income Fund	85,419	—	—	85,419
Intermediate Tax-Free Fund	(2,849)	—	—	(2,849)

*	Securities held in the International Stock Fund may be listed on foreign exchanges that do not value their listed securities at the same time the Fund calculates its NAV. Most foreign markets close well before the Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim, which may affect a security’s value.

The Board of Directors have retained an independent fair value pricing service to assist in valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value. As of November 30, 2008, 94.1% of the total long-term investments of the Fund were fair valued, which are reflected in this table as Level 2.

**	Other financial instruments are derivatives instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

4. Options Contracts

Certain Funds may write covered call and put options on futures, swaps, securities or currencies a Fund owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

For the period ended November 30, 2008, the Large-Cap Value Fund had $45,323 in realized losses on all option contracts.

At November 30, 2008, the Large-Cap Value Fund had the following outstanding written option contracts:

Contracts	Type	Expiration Date	Exercise Price	Number of Contracts	Market Value	Unrealized Appreciation (Depreciation)
Financial Select Sector SPDR Fund	Call	January 2009	$20	1315	$3,288	$108,487
JP Morgan Chase & Co.	Call	January 2009	60	1010	3,030	221,189
Kroger Co.	Call	December 2008	30	224	10,640	10,566
U.S. Bancorp	Call	January 2009	42.50	1250	—	155,624
Wells Fargo & Co.	Call	January 2009	40	429	7,508	73,397
Wells Fargo & Co.	Call	January 2009	42.50	772	—	94,183
Financial Select Sector SPDR Fund	Put	January 2009	13	1315	223,550	(49,971)
Freeport-McMoRan Copper & Gold, Inc.	Put	January 2009	60	67	240,530	(207,231)
Freeport-McMoRan Copper & Gold, Inc.	Put	January 2009	55	67	210,548	(181,939)
JP Morgan Chase & Co.	Put	January 2009	40	1010	954,450	(659,532)
U.S. Bancorp	Put	January 2009	30	1250	575,000	(341,251)
Wells Fargo & Co.	Put	January 2009	25	1545	324,450	(20,087)

Total				10,254		$(796,565)

For the period ended November 30, 2008, the Large-Cap Growth Fund had no realized gains or losses on option contracts.

At November 30, 2008, the Large-Cap Growth Fund had the following outstanding written option contracts:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Market Value	Unrealized Appreciation (Depreciation)
Microsoft Corp.	Call	January 2010	$30	1,000	$121,000	$(6,651)

5. Futures Contracts

Certain Funds may purchase futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At November 30, 2008, the following Funds had outstanding futures contracts as set forth below:

Fund	Expiration Date	Contracts	Description	Position	Unrealized Appreciation (Depreciation)
Short-Term Income Fund	March 2009	155	U.S. 5 Year Note	Long	$85,419
Intermediate Tax-Free Fund	March 2009	10	U.S. 10 Year Note	Short	(2,849)

Item 2. Controls and Procedures

a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant’s service providers.

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter ended November 30, 2008 that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer

99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Marshall Funds, Inc.

/s/ John M. Blaser
By:	John M. Blaser
President January 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John M. Blaser
By:	John M. Blaser
President (Principal Executive Officer) January 27, 2009

/s/ Timothy M. Bonin
By:	Timothy M. Bonin
Treasurer (Principal Financial Officer) January 27, 2009